UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22818

Virtus Event Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
THE MERGER FUND® AND VIRTUS EVENT
OPPORTUNITIES TRUST

June 30, 2023
The Merger Fund®
Virtus Westchester Credit Event Fund*
Virtus Westchester Event-Driven Fund*
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Shareholders of The Merger Fund® and Virtus Event Opportunities Trust Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended June 30, 2023.
The investment picture appeared to brighten during the six-month period, with inflation declining, the Federal Reserve (the Fed) pausing its interest rate increases in June, and markets recovering from the declines of 2022. Despite the failures of several banks in March of 2023, the economy appeared to be holding its own.
Domestic and international equity indexes posted positive returns for the six months ended June 30, 2023. U.S. large-capitalization stocks returned 16.89%, as measured by the S&P 500® Index, outpacing small-cap stocks, which were up 8.09%, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), gained 11.67%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 4.89%.
In fixed income markets, the yield on the 10-year Treasury was 3.81% on June 30, 2023, down slightly from 3.88% on December 31, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was up 2.09% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, gained 5.38%.
Thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, The Merger Fund® and Virtus Event Opportunities Trust
August 2023
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2023 TO June 30, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of The Merger Fund, Westchester Credit Event Fund and/or Westchester Event-Driven Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During Period**
The Merger Fund
	Class A	$ 1,000.00	$ 989.30	1.51%	$ 7.45
	Class I	1,000.00	990.40	1.22	6.02
Westchester Credit Event Fund
	Class A	1,000.00	1,048.60	1.81	9.19
	Class I	1,000.00	1,049.80	1.56	7.93
Westchester Event-Driven Fund
	Class A	1,000.00	1,001.00	1.86	9.23
	Class I	1,000.00	1,001.90	1.60	7.94

*	Annualized expense ratios include dividend and interest expense on securities sold short.
**	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2023 TO June 30, 2023
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio*	Expenses Paid During Period**
The Merger Fund
	Class A	$ 1,000.00	$ 1,017.31	1.51%	$ 7.55
	Class I	1,000.00	1,018.74	1.22	6.11
Westchester Credit Event Fund
	Class A	1,000.00	1,015.82	1.81	9.05
	Class I	1,000.00	1,017.06	1.56	7.80
Westchester Event-Driven Fund
	Class A	1,000.00	1,015.57	1.86	9.30
	Class I	1,000.00	1,016.86	1.60	8.00

*	Annualized expense ratios include dividend and interest expense on securities sold short.
**	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2023
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Overnight Bank Funding Rate (“OBFR”)
The overnight bank funding rate is a measure of wholesale, unsecured, overnight bank funding costs. It is calculated using federal funds transactions, certain Eurodollar transactions, and certain domestic deposit transactions
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2023
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Special Purpose Acquisition Company (“SPAC”)
A special purpose acquisition company (SPAC) is a company that has no commercial operations and is formed strictly to raise capital through an initial public offering for the purpose of acquiring or merging with an existing company.
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

The Merger Fund
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2023
PORTFOLIO COMPOSITION*
By Sector
Health Care	35.1%
Industrials	12.0
Materials	12.0
Information Technology	10.9
Communication Services	9.0
Consumer Discretionary	7.3
Energy	7.1
Utilities	2.4
Real Estate	2.3
Financials	1.4
Consumer Staples	0.5
Total	100%

* Data expressed as a percentage of long common stocks, private investments in public equity, preferred stocks, contingent value rights, rights, warrants, leveraged loans, convertible bonds, corporate bonds and long total return swap contract positions as of June, 30, 2023. Data expressed excludes special purpose acquisition companies, escrow notes, short-term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.
DEAL COMPOSITION
Type of Buyer		Deal Terms*
Strategic	89.66%	Cash	86.6%
Financial	10.34%	Cash and Stock	8.1%
		Stock with Fixed Exchange Ratio	5.2%
By Deal Type		Undetermined (1)	0.1%
Friendly	100.0%	Stock with Flexible Exchange Ratio (Collar)	0.0%**
Hostile	0.0%
*Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2023.
** Amount less than 0.005%.
(1) The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

Westchester Credit Event Fund
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2023
PORTFOLIO COMPOSITION*
By Sector
Information Technology	18.1%
Materials	14.7
Health Care	13.1
Consumer Discretionary	12.2
Communication Services	10.9
Industrials	9.3
Energy	8.3
Financials	7.4
Consumer Staples	3.6
Utilities	2.4
Total	100%

* Data expressed as a percentage of long common stocks, private investments in public equity, preferred stocks, contingent value rights, rights, warrants, leveraged loans, convertible bonds, corporate bonds and long total return swap contract positions as of June, 30, 2023. Data expressed excludes special purpose acquisition companies, escrow notes, short-term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

Westchester Event-Driven Fund
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2023
PORTFOLIO COMPOSITION*
By Sector
Health Care	24.6%
Materials	13.2
Communication Services	12.3
Information Technology	12.2
Industrials	10.5
Consumer Discretionary	9.1
Energy	6.3
Financials	4.5
Consumer Staples	4.3
Utilities	1.5
Real Estate	1.5
Total	100%

* Data expressed as a percentage of long common stocks, private investments in public equity, preferred stocks, contingent value rights, rights, warrants, leveraged loans, convertible bonds, corporate bonds and long total return swap contract positions as of June 30, 2023. Data expressed excludes special purpose acquisition companies, escrow notes, short-term investments, securities sold short, written and purchased options, forward currency exchange contracts and short total return swap contracts. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

The Merger Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—1.5%
Health Care—1.5%
Oak Street Health, Inc. 0.000%, 3/15/26	$ 52,044	$ 51,680
Total Convertible Bonds and Notes (Identified Cost $50,113)		51,680

Corporate Bonds and Notes—5.3%
Communication Services—1.5%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	3,898	3,786
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	15,910	9,136
Lagardere S.A.
RegS 2.125%, 10/16/26(2)	16,100 EUR	17,129
RegS 1.750%, 10/7/27(2)	13,000 EUR	13,798
TEGNA, Inc.
4.625%, 3/15/28	2,283	2,015
5.000%, 9/15/29	3,413	2,944
		48,808

Consumer Staples—0.7%
Diamond BC B.V. 144A 4.625%, 10/1/29(1)(3)	14,969	15,100
TreeHouse Foods, Inc. 4.000%, 9/1/28	10,995	9,471
		24,571

Energy—0.8%
PDC Energy, Inc. 5.750%, 5/15/26	26,314	26,209
Financials—0.0%
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	1,679	1,474
Health Care—0.4%
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	12,907	12,618
Verscend Escrow Corp. 144A 9.750%, 8/15/26(1)	1,810	1,815
		14,433

Industrials—0.6%
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)	19,027	19,452
Information Technology—0.1%
NCR Corp.
144A 5.750%, 9/1/27(1)	2,304	2,303
144A 6.125%, 9/1/29(1)	766	767
		3,070

Materials—1.1%
Arconic Corp.
144A 6.000%, 5/15/25(1)	19,641	19,797
	Par Value	Value

Materials—continued
144A 6.125%, 2/15/28(1)	$ 16,495	$ 16,700
		36,497

Real Estate—0.0%
Realogy Group LLC 144A 5.250%, 4/15/30(1)	2,000	1,421
Utilities—0.1%
Origin Energy Finance Ltd. RegS 1.000%, 9/17/29(2)	3,126 EUR	3,145
Total Corporate Bonds and Notes (Identified Cost $186,877)		179,080

Leveraged Loans—1.8%
Chemicals—1.2%
Diamond BC B.V. Tranche B (3 month Term SOFR + 3.012%) 8.057%, 9/29/28(4)	39,943	39,879
Health Care—0.1%
Verscend Holding Corp. Tranche B (1 month Term SOFR + 4.114%) 9.217%, 8/27/25(4)	4,974	4,968
Information Technology—0.1%
RentPath LLC Tranche B-1, First Lien (3 month Prime + 3.750%) 12.000%, 4/25/24(5)(6)	482	—
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 12.242%, 5/13/27(4)	5,340	4,861
		4,861

Service—0.4%
Marnix Sas Tranche B (3 month Term SOFR + 3.750%) 8.850%, 8/4/28(4)	12,150	12,102
Total Leveraged Loans (Identified Cost $62,606)		61,810

	Shares
Preferred Stock—0.1%
Information Technology—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%	106,693	2,283
Total Preferred Stock (Identified Cost $2,667)		2,283

Common Stocks—33.8%
Communication Services—3.9%
Activision Blizzard, Inc.(7)	1,503,369	126,734
GCI Liberty, Inc. Escrow Share(7)	70,800	9
See Notes to Financial Statements

The Merger Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Communication Services—continued
Radius Global Infrastructure, Inc. Class A(7)	411,841	$ 6,136
		132,879

Consumer Discretionary—0.7%
Cazoo Group Ltd.(7)	23,092	27
Uni-Select, Inc.(7)	679,170	24,122
		24,149

Consumer Staples—0.0%
TPCO Holding Corp.(7)	389,769	66
Energy—1.0%
PDC Energy, Inc.	486,749	34,627
Financials—0.7%
Argo Group International Holdings Ltd.	209,223	6,195
First Horizon Corp.	705,882	7,956
Focus Financial Partners, Inc. Class A(7)	143,432	7,532
Home Capital Group, Inc. Class B	10,395	338
MarketWise, Inc.	65,608	131
		22,152

Health Care—14.3%
ABIOMED, Inc.(5)(7)	60,860	129
Amedisys, Inc.(7)	186,373	17,042
Biote Corp. Class A(7)	19,214	130
Chinook Therapeutics, Inc.(7)	454,343	17,456
DICE Therapeutics, Inc.(7)	761,142	35,363
Horizon Therapeutics plc(7)(8)	1,864,618	191,776
IVERIC bio, Inc.(7)	1,363,625	53,645
NuVasive, Inc.(7)	848,872	35,304
Seagen, Inc.(7)(8)	547,516	105,375
Syneos Health, Inc. Class A(7)	539,210	22,722
		478,942

Industrials—5.3%
Aerojet Rocketdyne Holdings, Inc.(7)(8)	1,715,243	94,115
Univar Solutions, Inc.(7)(8)	2,382,337	85,383
		179,498

Information Technology—4.6%
National Instruments Corp.	296,220	17,003
Tower Semiconductor Ltd.(7)	389,641	14,620
VMware, Inc. Class A(7)(8)	861,550	123,796
		155,419

Materials—2.1%
Arconic Corp.(7)	822,339	24,325
Newcrest Mining Ltd.	214,176	3,814
Teck Resources Ltd. Class B	990,000	41,679
		69,818

Real Estate—1.2%
Life Storage, Inc.	270,397	35,952
	Shares	Value

Real Estate—continued
Urstadt Biddle Properties, Inc. Class A	139,080	$ 2,957
		38,909

Utilities—0.0%
Energy Harbor Corp.(7)	100	8
Total Common Stocks (Identified Cost $1,143,774)		1,136,467

Rights—0.0%
Health Care—0.0%
Akouos, Inc., 12/31/49(7)	336,679	379
Bristol Myers Squibb Co., 12/31/35(5)(7)	453,175	566
Total Rights (Identified Cost $—)		945

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A., 12/31/35(5)(7)	238,850	—
BuzzFeed, Inc., 12/01/26(7)	116,254	7
		7

Consumer Discretionary—0.1%
Cazoo Group Ltd., 08/26/26(7)	380,410	1
CEC Brands LLC, 12/31/25(5)(7)	189,648	569
ECARX Holdings, Inc., 12/21/27(7)	81,099	6
Grove Collaborative Holdings, 03/13/26(7)	78,996	1
		577

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(7)	229,941	46
Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(7)	61,000	3
AltEnergy Acquisition Corp., 11/10/28(7)	62,809	2
Altimar Acquisition Corp. III, 12/31/28(7)	40,839	1
Ares Acquisition Corp., 12/31/27(7)	31,500	25
Arrowroot Acquisition Corp., 03/02/26(7)	462,172	96
Athena Consumer Acquisition Corp., 07/31/28(7)	41,929	1
Cartesian Growth Corp II, 07/12/28(7)	69,832	9
CC Neuberger Principal Holdings III, 12/31/27(7)	22,800	4
CF Acquisition Corp. VIII, 12/31/27(7)	40,000	1
Compute Health Acquisition Corp. Class A, 12/31/27(7)	103,250	52
Corner Growth Acquisition Corp., 12/31/27(7)	62,938	8
Elliott Opportunity II Corp., 03/02/26(7)	20,362	— (9)
ESGEN Acquisition Corp., 10/20/26(7)	73,376	5
FTAC Emerald Acquisition Corp., 08/22/28(7)	207,965	10
Fusion Acquisition Corp. II, 12/31/27(7)	70,766	— (9)
G Squared Ascend II, Inc., 12/31/26(5)(7)	57,035	—
GCM Grosvenor, Inc. Class A, 11/17/25(7)	102,070	30
Goal Acquisitions Corp., 02/11/26(7)	564,935	14
Golden Falcon Acquisition Corp., 11/04/26(7)	112,102	15
Infinite Acquisition Corp., 11/23/28(7)	52,215	7
Israel Acquisitions Corp., 02/28/28(7)	447,969	67
Juniper II Corp., 12/31/28(7)	97,736	3

See Notes to Financial Statements

The Merger Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Financials—continued
Kensington Capital Acquisition Corp. V, 07/19/23(7)	126,939	$ 10
Live Oak Crestview Climate Acquisition Corp., 03/12/26(7)	143,352	5
Moneylion, Inc., 06/01/27(7)	106,742	2
Newbury Street Acquisition Corp., 12/31/27(7)	31,054	6
Newcourt Acquisition Corp., 04/12/28(7)	85,245	1
Phoenix Biotech Acquisition Corp., 09/01/26(7)	62,781	4
PROOF Acquisition Corp. I, 12/03/28(7)	167,228	12
Prospector Capital Corp., 01/01/25(7)	155,088	19
Pyrophyte Acquisition Corp., 12/17/23(7)	83,773	7
RMG Acquisition Corp. III, 12/31/27(7)	85,180	10
Screaming Eagle Acquisition Corp. Class A, 12/15/27(7)	251,119	34
Semper Paratus Acquisition Corp., 11/04/26(7)	83,731	4
Slam Corp. Class A, 12/31/27(7)	101,785	19
Spring Valley Acquisition Corp. II, 02/25/26(7)	158,098	19
Target Global Acquisition I Corp., 12/31/27(7)	125,200	8
Thunder Bridge Capital Partners III, Inc., 02/15/28(7)	81,350	10
Viscogliosi Brothers Acquisition Corp., 03/18/27(7)	62,799	2
Zapp Electric Vehicles Group Ltd., 03/03/28(7)	168,623	9
		534

Health Care—0.0%
Pear Therapeutics, Inc., 02/04/26(7)	6,166	— (9)
Quantum-Si, Inc., 09/30/27(7)	32,085	7
		7

Industrials—0.0%
Amprius Technologies, Inc., 03/02/27(7)	326,205	156
Bridger Aerospace Group Holdings, Inc., 12/31/27(7)	58,300	12
Freightos Ltd., 01/23/28(7)	54,429	8
Getaround, Inc., 12/31/28(7)	12,698	— (9)
Shapeways Holdings, Inc., 10/31/26(7)	112,274	1
		177

Information Technology—0.0%
Embark Technology, Inc., 12/31/27(7)	3,466	— (9)
KLDiscovery, Inc., 12/19/24(7)	677,651	1
Movella Holdings, Inc., 12/31/27(7)	74,121	8
Near Intelligence, Inc., 07/08/27(7)	16,000	2
		11

Materials—0.0%
Ginkgo Bioworks Holdings, Inc., 12/31/27(7)	2,620	1
Total Warrants (Identified Cost $13,965)		1,360

	Shares/Units
Special Purpose Acquisition Companies—33.4%
A SPAC II Acquisition Corp.(7)	418,492	4,415
Accretion Acquisition Corp.(7)	306,281	3,188
AfterNext HealthTech Acquisition Corp. Class A(7)	1,021,189	10,580
Alchemy Investments Acquisition Corp. 1(7)	367,795	3,766
Alpha Healthcare Acquisition Corp. III Class A(7)	425,251	4,380
Alpha Partners Technology Merger Corp.(7)	250,000	2,593
Alpha Partners Technology Merger Corp. Class A(7)	896,417	9,323
Alpha Star Acquisition Corp.(7)	361,313	3,877
AltC Acquisition Corp. Class A(7)	378,755	3,950
	Shares/Units	Value
Andretti Acquisition Corp. Class A(7)	941,756	$ 10,020
AP Acquisition Corp. Class A(7)	273,144	2,939
Apollo Strategic Growth Capital Class B(5)(7)	263,982	—
Apollo Strategic Growth Capital II Class A(7)(10)	1,536,014	15,867
APx Acquisition Corp. I(7)(10)	566,675	6,103
Ares Acquisition Corp. Class A(7)(10)	2,638,587	27,890
Ares Acquisition Corp. II(7)	662,503	6,824
Arisz Acquisition Corp.(7)	339,292	3,586
Arogo Capital Acquisition Corp. Class A(7)(10)	313,503	3,298
Arrowroot Acquisition Corp. Class A(7)(10)	345,322	3,602
Artemis Strategic Investment Corp. Class A(7)(10)	1,159,403	12,336
ARYA Sciences Acquisition Corp. IV Class A(7)(10)	465,691	4,955
ARYA Sciences Acquisition Corp. V Class A(7)	699,585	7,241
Aura FAT Projects Acquisition Corp. Class A(7)	389,949	4,126
Aurora Technology Acquisition Corp. Class A(7)	200,000	2,122
AXIOS Sustainable Growth Acquisition Corp. Class A(7)	142,998	1,491
AxonPrime Infrastructure Acquisition Corp. Class A(7)	100,211	1,031
Bannix Acquisition Corp.(7)	21,987	230
Battery Future Acquisition Corp. Class A(7)(10)	938,916	9,953
Beard Energy Transition Acquisition Corp. Class A(7)	350,888	3,688
Bilander Acquisition Corp. Class A(7)	603,972	6,130
BioPlus Acquisition Corp. Class A(7)(10)	1,119,976	11,928
Black Mountain Acquisition Corp. Class A(7)	335,923	3,564
Black Spade Acquisition Co. Class A(7)	187,765	1,941
Blue Ocean Acquisition Corp. Class A(7)	776,707	8,210
Blue Whale Acquisition Corp. I Class A(7)	731,011	7,420
Blue World Acquisition Corp.(7)	349,293	3,706
C5 Acquisition Corp. Class A(7)(10)	584,310	6,223
Canna-Global Acquisition Corp. Class A(7)	112,533	1,207
Capitalworks Emerging Markets Acquisition Corp. Class A(7)	203,471	2,155
Cartesian Growth Corp. II Class A(7)	1,060,315	11,314
Cartica Acquisition Corp.(7)	75,000	803
Cartica Acquisition Corp. Class A(7)	877,429	9,336
CC Neuberger Principal Holdings III Class A(7)	114,000	1,220
Cetus Capital Acquisition Corp.(7)	165,895	1,702
CF Acquisition Corp. IV Class A(7)	451,305	4,739
CF Acquisition Corp. VII Class A(7)	470,262	5,008
Chenghe Acquisition Co. Class A(7)	167,162	1,789
Churchill Capital Corp. V Class A(7)	208,972	2,125
Clean Earth Acquisitions Corp. Class A(7)(10)	547,252	5,735
Colombier Acquisition Corp. Class A(7)	687,576	7,061
Compass Digital Acquisition Corp.(7)	749,247	7,785
Concord Acquisition Corp. II Class A(7)	1,093,158	11,216
Consilium Acquisition Corp. I Ltd.(7)	757,046	7,945
Constellation Acquisition Corp. I Class A(7)(10)	381,194	4,033
Conyers Park III Acquisition Corp. Class A(7)	909,139	9,282
Corsair Partnering Corp. Class A(7)	1,320,591	13,681
DA32 Life Science Tech Acquisition Corp. Class A(7)	271,534	2,786
Data Knights Acquisition Corp. Class A(7)(10)	395,183	4,323
DHC Acquisition Corp. Class A(7)	190,308	1,954
Direct Selling Acquisition Corp. Class A(7)	183,853	1,954
Distoken Acquisition Corp.(3)(7)	376,998	3,891
DUET Acquisition Corp. Class A(7)	201,622	2,119
EF Hutton Acquisition Corp. I(7)	194,219	2,018
Elliott Opportunity II Corp. Class A(7)	2,790,846	28,913
Embrace Change Acquisition Corp.(7)	206,123	2,181
Enphys Acquisition Corp.(7)	1,382,585	14,365
Enterprise 4.0 Technology Acquisition Corp.(7)	712,461	7,616
ESGEN Acquisition Corp. Class A(7)(10)	403,925	4,391
ESH Acquisition Corp.(7)	240,206	2,436
EVe Mobility Acquisition Corp. Class A(7)	1,523,805	16,015

See Notes to Financial Statements

The Merger Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares/Units	Value
Everest Consolidator Acquisition Corp.(7)	234,234	$ 2,495
ExcelFin Acquisition Corp. Class A(7)	122,467	1,272
FAST Acquisition Corp. II Class A(7)	200,431	2,082
Feutune Light Acquisition Corp. Class A(7)	81,104	853
Finnovate Acquisition Corp. Class A(7)(10)	521,355	5,521
Flame Acquisition Corp. Class A(7)	178,756	1,836
Focus Impact Acquisition Corp. Class A(7)(10)	375,863	3,980
Forbion European Acquisition Corp. Class A(7)	389,361	4,178
Forest Road Acquisition Corp. II Class A(3)(7)	150,000	1,538
Forum Merger IV Corp. Class A(7)(10)	444,681	4,562
Freedom Acquisition I Corp. Class A(7)(10)	563,480	5,973
Frontier Investment Corp. Class A(7)	128,416	1,325
FTAC Emerald Acquisition Corp. Class A(7)	576,024	5,968
FTAC Zeus Acquisition Corp. Class A(7)	1,695,862	17,679
Fusion Acquisition Corp. II Class A(7)(10)	447,829	4,648
Galata Acquisition Corp. Class A(7)	182,684	1,874
Generation Asia I Acquisition Ltd. Class A(7)	325,000	3,419
Global Partner Acquisition Corp. II Class A(7)	4,721	50
Goal Acquisitions Corp.(7)	303,418	3,149
GoGreen Investments Corp.(7)	1,089,685	11,594
Golden Star Acquisition Corp.(7)	205,869	2,143
Gores Holdings IX, Inc. Class A(7)	2,327,807	23,860
Graf Acquisition Corp. IV(7)	85,305	881
Growth For Good Acquisition Corp.(7)	992,559	10,362
Hawks Acquisition Corp. Class A(7)	379,707	3,892
HCM Acquisition Corp. Class A(7)	467,203	4,966
Healthcare AI Acquisition Corp. Class A(7)	131,584	1,403
Healthwell Acquisition Corp. I Class A(7)	99,113	1,019
Heartland Media Acquisition Corp. Class A(7)	609,687	6,426
Hennessy Capital Investment Corp. VI Class A(7)	457,611	4,713
HH&L Acquisition Co. Class A(7)(10)	698,360	7,312
Iconic Sports Acquisition Corp. Class A(7)	562,740	5,993
Infinite Acquisition Corp. Class A(7)	1,248,828	13,200
InFinT Acquisition Corp. Class A(7)	251,663	2,713
Inflection Point Acquisition Corp. II(7)	295,522	2,991
Insight Acquisition Corp. Class A(7)	168,606	1,754
Integral Acquisition Corp. 1 Class A(7)	124,146	1,302
Integrated Rail & Resources Acquisition Corp. Class A(7)	29,811	319
Integrated Wellness Acquisition Corp. Class A(7)(10)	423,090	4,531
Investcorp Europe Acquisition Corp. I Class A(7)(10)	1,234,820	13,163
Investcorp India Acquisition Corp. Class A(7)	1,095,845	11,731
Israel Acquisitions Corp. Class A(7)(10)	847,969	8,810
IX Acquisition Corp. Class A(7)	390,600	4,125
Jaguar Global Growth Corp. I Class A(7)(10)	1,394,134	14,722
Jupiter Acquisition Corp. Class A(7)	199,693	2,047
Kensington Capital Acquisition Corp. V Class A(7)(10)	1,431,489	15,117
Kernel Group Holdings, Inc. Class A(7)(10)	501,704	5,268
Keyarch Acquisition Corp.(7)	250,353	2,619
LatAmGrowth SPAC(7)	230,919	2,466
Learn CW Investment Corp. Class A(7)	817,802	8,579
Liberty Resources Acquisition Corp. Class A(7)	170,482	1,848
LIV Capital Acquisition Corp. II Class A(7)	240,625	2,553
Live Oak Crestview Climate Acquisition Corp. Class A(7)	531,491	5,448
M3-Brigade Acquisition III Corp. Class A(7)	894,863	9,342
Magnum Opus Acquisition Ltd. Class A(7)(10)	394,757	4,125
Maquia Capital Acquisition Corp. Class A(7)	141,250	1,561
Mars Acquisition Corp.(7)	208,720	2,164
Mars Acquisition Corp.(7)	5,944	63
Metal Sky Star Acquisition Corp.(7)	185,999	2,251
Monterey Capital Acquisition Corp. Class A(7)	372,019	3,891
Moringa Acquisition Corp. Class A(7)	147,643	1,553
Mountain & Co. I Acquisition Corp.(7)(10)	923,431	10,038
	Shares/Units	Value
Nabors Energy Transition Corp. Class A(7)(10)	752,411	$ 7,991
Newbury Street Acquisition Corp.(7)	242,108	2,506
Newcourt Acquisition Corp. Class A(7)(10)	170,490	1,867
Northern Revival Acquisition Corp. Class A(7)	116,542	1,226
Nubia Brand International Corp. Class A(7)(10)	308,227	3,283
Oak Woods Acquisition Corp. Class A(3)(7)	241,946	2,485
OCA Acquisition Corp. Class A(7)	139,497	1,462
Papaya Growth Opportunity Corp. I Class A(7)(10)	613,454	6,503
Patria Latin American Opportunity Acquisition Corp.(7)	896,462	9,628
Pearl Holdings Acquisition Corp. Class A(7)(10)	1,090,589	11,517
Pegasus Digital Mobility Acquisition Corp. Class A(7)	124,475	1,326
Perception Capital Corp. II Class A(7)	92,004	1,009
Plum Acquisition Corp. I Class A(7)(10)	457,975	4,818
Portage Fintech Acquisition Corp. Class A(7)	959,966	9,974
Power & Digital Infrastructure Acquisition II Corp. Class A(7)(10)	658,824	6,872
Prime Number Acquisition I Corp. Class A(7)	346,244	3,649
Project Energy Reimagined Acquisition Corp.(7)	731,665	7,580
PROOF Acquisition Corp. I Class A(7)(10)	479,976	5,059
Pyrophyte Acquisition Corp. Class A(7)(10)	699,963	7,462
Quadro Acquisition One Corp. Class A(7)	70,320	739
RCF Acquisition Corp. Class A(7)(10)	1,079,005	11,545
Redwoods Acquisition Corp.(7)	355,774	3,721
Rigel Resource Acquisition Corp. Class A(7)	1,308,415	14,026
Ross Acquisition Corp. II Class A(7)(10)	468,201	4,925
Roth CH Acquisition V Co.(7)	162,947	1,677
Screaming Eagle Acquisition Corp. Class A(3)(7)	3,044,245	31,417
SDCL EDGE Acquisition Corp. Class A(7)	499,699	5,214
SHUAA Partners Acquisition Corp. I Class A(7)	155,904	1,667
SilverBox Corp. III(7)	94,545	961
SILVERspac, Inc. Class A(3)(7)	768,145	7,981
Sizzle Acquisition Corp.(7)	217,633	2,325
SK Growth Opportunities Corp. Class A(7)	872,233	9,237
Slam Corp. Class A(7)(10)	2,065,256	22,078
Social Capital Suvretta Holdings Corp. II Class A(7)(10)	1,687,396	17,473
Social Capital Suvretta Holdings Corp. IV Class A(7)(10)	1,687,396	17,465
Southport Acquisition Corp.(7)	1,095,115	11,488
Spree Acquisition Corp. 1 Ltd.(7)	60,778	645
Spring Valley Acquisition Corp. II(7)	316,196	44
Spring Valley Acquisition Corp. II Class A(7)	772,926	8,147
Stratim Cloud Acquisition Corp.(7)	157,656	1,629
Target Global Acquisition I Corp. Class A(7)(10)	672,226	7,146
TenX Keane Acquisition Class A(7)	251,058	2,644
Thunder Bridge Capital Partners IV, Inc. Class A(7)	536,525	5,521
TKB Critical Technologies 1 Class A(7)	547,595	5,799
TLGY Acquisition Corp. Class A(7)(10)	572,339	6,158
TMT Acquisition Corp.(7)	244,827	86
TMT Acquisition Corp. Class A(7)	327,009	3,365
TortoiseEcofin Acquisition Corp. III Class A(7)	926,275	9,587
Tristar Acquisition I Corp. Class A(7)	953,834	9,982
Twin Ridge Capital Acquisition Corp. Class A(7)(10)	537,023	5,746
UTA Acquisition Corp. Class A(7)(10)	1,396,225	14,758
Vahanna Tech Edge Acquisition I Corp. Class A(7)	337,196	3,588
Valuence Merger Corp. I Class A(7)(10)	706,148	7,563
Viscogliosi Brothers Acquisition Corp.(7)	125,598	1,315
Viveon Health Acquisition Corp.(7)	76,597	843
Waverley Capital Acquisition Corp. 1 Class A(7)	870,959	9,032
XPAC Acquisition Corp. Class A(7)	941,127	9,759
Yotta Acquisition Corp.(7)	275,274	2,885

See Notes to Financial Statements

The Merger Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares/Units	Value
Zalatoris Acquisition Corp.(7)	252,668	$ 2,615
Total Special Purpose Acquisition Companies (Identified Cost $1,089,292)		1,121,867

	Shares
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $4,602)		3,860

Escrow Notes—1.8%
Financials—1.8%
Altaba, Inc. Escrow(7)	25,671,973	60,072
Pershing Square Escrow(7)	547,537	110
		60,182

Industrials—0.0%
AMR Corp. Escrow(5)(7)	1,243,406	25
Total Escrow Notes (Identified Cost $35,331)		60,207

Master Limited Partnerships and Related Companies—1.8%
Downstream/Other—1.8%
Magellan Midstream Partners LP	955,119	59,523
Total Master Limited Partnerships and Related Companies (Identified Cost $58,230)		59,523

Total Long-Term Investments—79.7% (Identified Cost $2,647,457)		2,679,082

Short-Term Investments—19.8%
Money Market Mutual Funds—19.8%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.979%)(11)	192,800,000	192,800
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 5.016%)(11)	192,800,000	192,800
Goldman Sachs Financial Square Treasury Obligations Fund - Standard Shares (seven-day effective yield 4.989%)(11)	85,065,244	85,065
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 4.983%)(11)	192,800,000	192,800
Total Short-Term Investments (Identified Cost $663,465)		663,465

	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(11)(12)	340,096	$ 340
Total Securities Lending Collateral (Identified Cost $340)		340

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—99.5% (Identified Cost $3,311,262)		3,342,887

Securities Sold Short—(3.5)%
Common Stocks—(3.5)%
Energy—(2.2)%
Chevron Corp.	(225,755)	(35,522)
ONEOK, Inc.	(637,064)	(39,320)
		(74,842)

Health Care—(1.1)%
Globus Medical, Inc. Class A(7)	(636,656)	(37,906)
Information Technology—(0.1)%
Broadcom, Inc.	(1,162)	(1,008)
Real Estate—(0.1)%
Regency Centers Corp.	(48,261)	(2,981)
Total Securities Sold Short (Identified Proceeds $(111,950))		(116,737)

Written Options—(0.8)%
(See open written options schedule)
Total Written Options (Premiums Received $23,829)		(27,258)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.2% (Identified Cost $3,175,483)		$ 3,198,892
Other assets and liabilities, net—4.8%		160,813
NET ASSETS—100.0%		$ 3,359,705

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $104,369 or 3.1% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	All or a portion of security is on loan.

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

The Merger Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
(4)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Non-income producing.
(8)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $232,538.
(9)	Amount is less than $500 (not in thousands).
(10)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	63%
Cayman Islands	25
Ireland	6
Canada	2
Netherlands	2
France	1
Israel	1
Total	100%
†% of total investments, net of securities sold short and written options, as of June 30, 2023.

Open purchased options contracts as of June 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Chinook Therapeutics, Inc.	12	$ 30	$ 25.00	10/20/23	$ —(3)
Chinook Therapeutics, Inc.	20	60	30.00	12/15/23	1
Chinook Therapeutics, Inc.	29	73	25.00	01/19/24	1
DICE Therapeutics, Inc.	69	241	35.00	01/19/24	2
Horizon Therapeutics plc	786	7,860	100.00	08/18/23	110
IVERIC bio, Inc.	4,298	12,894	30.00	09/15/23	86
Seagen, Inc.	1,982	37,658	190.00	06/21/24	3,052
SPDR S&P 500® ETF Trust	2,116	92,046	435.00	07/21/23	355
Teck Resources Ltd.	857	2,999	35.00	07/21/23	5
Teck Resources Ltd.	2,667	9,868	37.00	07/21/23	40
Teck Resources Ltd.	1,273	4,837	38.00	07/21/23	23
Teck Resources Ltd.	851	3,149	37.00	08/18/23	49
Teck Resources Ltd.	4,252	14,032	33.00	09/15/23	136
Total Purchased Options					$3,860
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).

See Notes to Financial Statements

The Merger Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Open written options contracts as of June 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	(2,004)	$(14,028)	$ 70.00	07/21/23	$ (2,906)
Activision Blizzard, Inc.	(5,667)	(39,669)	70.00	08/18/23	(8,563)
Activision Blizzard, Inc.	(7,362)	(53,374)	72.50	08/18/23	(9,298)
Amedisys, Inc.	(1,864)	(16,776)	90.00	09/15/23	(634)
Chinook Therapeutics, Inc.	(8)	(32)	40.00	01/19/24	(1)
DICE Therapeutics, Inc.	(423)	(2,115)	50.00	01/19/24	(4)
Horizon Therapeutics plc	(344)	(3,612)	105.00	07/21/23	(33)
Horizon Therapeutics plc	(786)	(9,039)	115.00	08/18/23	(16)
IVERIC bio, Inc.	(7,586)	(30,344)	40.00	09/15/23	(76)
Prometheus Biosciences, Inc.	(2,489)	(49,780)	200.00	01/19/24	—
Radius Global Infrastructure, Inc.	(2,692)	(4,038)	15.00	08/18/23	(29)
Radius Global Infrastructure, Inc.	(363)	(545)	15.00	01/19/24	(5)
Seagen, Inc.	(297)	(5,643)	190.00	07/21/23	(157)
Seagen, Inc.	(158)	(2,923)	185.00	08/18/23	(166)
Seagen, Inc.	(343)	(6,517)	190.00	08/18/23	(271)
SPDR S&P 500® ETF Trust	(851)	(37,444)	440.00	07/21/23	(588)
Teck Resources Ltd.	(857)	(3,342)	39.00	07/21/23	(302)
Teck Resources Ltd.	(1,273)	(5,347)	42.00	07/21/23	(192)
Teck Resources Ltd.	(625)	(2,688)	43.00	07/21/23	(62)
Teck Resources Ltd.	(851)	(3,489)	41.00	08/18/23	(254)
Teck Resources Ltd.	(4,252)	(15,732)	37.00	09/15/23	(2,711)
					(26,268)
Put Options(2)
Horizon Therapeutics plc	(786)	(6,288)	80.00	08/18/23	(22)
Seagen, Inc.	(1,982)	(28,739)	145.00	06/21/24	(862)
SPDR S&P 500® ETF Trust	(2,116)	(88,872)	420.00	07/21/23	(106)
					(990)
Total Written Options					$(27,258)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Forward foreign currency exchange contracts as of June 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	353	CAD	468	JPM	09/07/23	$ —	$ — (1)
USD	31,802	EUR	29,100	JPM	09/20/23	—	(81)
USD	4,079	JPY	530,393	JPM	09/21/23	355	—
USD	3,098	DKK	21,022	GS	10/04/23	—	(1)
USD	7,884	EUR	7,256	GS	10/04/23	—	(72)
USD	24,172	CAD	32,600	JPM	10/13/23	—	(477)
USD	1,540	EUR	1,404	GS	10/19/23	— (1)	—
USD	2,146	EUR	1,956	JPM	10/19/23	—	(2)
USD	25,534	AUD	37,872	GS	12/05/23	199	—
USD	14,358	GBP	11,566	JPM	12/06/23	—	(326)
USD	3,406	EUR	3,126	JPM	12/22/23	—	(37)
USD	18,153	JPY	2,553,224	GS	12/26/23	—	(64)
USD	46,919	GBP	37,371	GS	12/27/23	—	(514)
Total						$554	$(1,574)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

The Merger Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2023 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Bristol-Myers Squibb Co.(3),(4)	Pay	5.820% (0.750% + OBFR)	1 Month	BAML	03/04/24	$ —(5)	$ 452	$ 452	$ —
Brookfield Property Preferred LP	Pay	5.810% (0.750% + OBFR)	1 Month	BAML	01/08/24	846	(29)	—	(29)
Cazoo Group Ltd.	Pay	5.820% (0.750% + OBFR)	1 Month	BAML	10/23/23	163	(148)	—	(148)
Cazoo Group Ltd.	Pay	5.820% (0.750% + OBFR)	1 Month	BAML	01/29/24	30	(18)	—	(18)
Chr Hansen Holding A/S	Pay	5.670% (0.610% + OBFR)	1 Month	GS	02/19/24	14,632	(819)	—	(819)
Chr Hansen Holding A/S	Pay	5.620% (0.550% + OBFR)	3 Month	JPM	08/05/24	211	(1)	—	(1)
Dechra Pharmaceuticals plc	Pay	5.670% (0.610% + OBFR)	1 Month	GS	05/27/24	43,134	405	405	—
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	09/18/23	875	(194)	—	(194)
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	09/19/23	2,545	(557)	—	(557)
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	09/22/23	334	(72)	—	(72)
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	09/25/23	468	(95)	—	(95)
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	09/26/23	56	(11)	—	(11)
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	10/02/23	563	(113)	—	(113)
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	10/05/23	8,345	(1,560)	—	(1,560)
JSR Corp.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	07/30/24	16,825	(106)	—	(106)
Majorel Group Luxembourg S.A.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	07/22/24	1,473	14	14	—
Majorel Group Luxembourg S.A.	Pay	5.610% (0.550% + OBFR)	3 Month	JPM	07/29/24	208	1	1	—
Majorel Group Luxembourg S.A.	Pay	5.610% (0.550% + OBFR)	3 Month	JPM	08/05/24	1,829	2	2	—
Newcrest Mining Ltd.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	05/27/24	12,841	(994)	—	(994)
Origin Energy Ltd.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	04/16/24	37,160	385	385	—
SimCorp A/S	Pay	5.670% (0.610% + OBFR)	1 Month	GS	07/29/24	3,032	(1)	—	(1)
Telenet Group Holding N.V.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	04/24/24	7,402	72	72	—
Toshiba Corp.	Pay	5.610% (0.550% + OBFR)	3 Month	JPM	07/22/24	3,172	(70)	—	(70)
Willis Towers Watson plc	Pay	5.670% (0.610% + OBFR)	1 Month	GS	11/28/23	6,503	720	720	—
							(2,737)	2,051	(4,788)
Short Total Return Swap Contracts
Aon plc	Receive	4.710% ((0.350)% + OBFR)	1 Month	GS	01/15/24	(6,707)	(727)	—	(727)
Broadcom, Inc.	Receive	4.660% ((0.400)% + OBFR)	1 Month	BAML	10/12/23	(44,450)	(31,204)	—	(31,204)
Broadcom, Inc.	Receive	4.710% ((0.350)% + OBFR)	1 Month	GS	01/15/24	(11,742)	(6,127)	—	(6,127)
Extra Space Storage, Inc.	Receive	4.710% ((0.350)% + OBFR)	1 Month	GS	07/15/24	(35,306)	(1,034)	—	(1,034)
Newmont Corp.	Receive	4.710% ((0.350)% + OBFR)	1 Month	GS	06/24/24	(14,773)	(231)	—	(231)
Novozymes A/S	Receive	4.710% ((0.350)% + OBFR)	1 Month	GS	02/19/24	(6,594)	604	604	—
Novozymes A/S	Receive	4.710% ((0.350)% + OBFR)	1 Month	GS	02/20/24	(9,105)	872	872	—
Novozymes A/S	Receive	4.570% ((0.500)% + OBFR)	3 Month	JPM	08/05/24	(217)	1	1	—
							(37,846)	1,477	(39,323)
Total							$ (40,583)	$3,528	$ (44,111)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

The Merger Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$ 179,080	$ —	$ 179,080	$ —
Leveraged Loans	61,810	—	61,810	— (1)
Convertible Bonds and Notes	51,680	—	51,680	—
Equity Securities:
Common Stocks	1,136,467	1,136,321	17	129
Master Limited Partnerships and Related Companies	59,523	59,523	—	—
Escrow Notes	60,207	—	60,182	25
Warrants	1,360	791	—	569 (1)
Special Purpose Acquisition Companies	1,121,867	1,077,923	43,944	— (1)
Preferred Stock	2,283	2,283	—	—
Rights	945	—	379	566
Money Market Mutual Funds	663,465	663,465	—	—
Securities Lending Collateral	340	340	—	—
Other Financial Instruments:
Purchased Options	3,860	3,672	188	—
Forward Foreign Currency Exchange Contracts	554	—	554	—
Over-the-Counter Total Return Swaps	3,528	—	3,076	452
Total Assets	3,346,969	2,944,318	400,910	1,741
Liabilities:
Securities Sold Short:
Common Stocks	(116,737)	(116,737)	—	—
Other Financial Instruments:
Written Options	(27,258)	(19,989)	(7,269)	—
Forward Foreign Currency Exchange Contracts	(1,574)	—	(1,574)	—
Over-the-Counter Total Return Swaps	(44,111)	—	(44,111)	—
Total Liabilities	(189,680)	(136,726)	(52,954)	—
Total Investments, Net of Securities Sold Short and Written Options	$3,157,289	$2,807,592	$ 347,956	$1,741

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $110 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—6.8%
Communication Services—2.5%
Radius Global Infrastructure, Inc. 144A 2.500%, 9/15/26(1)(2)	$ 1,492	$ 1,470
Health Care—4.3%
Oak Street Health, Inc. 0.000%, 3/15/26(2)	1,864	1,851
Paratek Pharmaceuticals, Inc. 4.750%, 5/1/24	750	734
		2,585

Total Convertible Bonds and Notes (Identified Cost $3,952)		4,055

Corporate Bonds and Notes—58.9%
Communication Services—10.8%
Allen Media LLC 144A 10.500%, 2/15/28(1)(2)	451	232
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)(2)	1,456	1,078
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)(2)	975	947
Getty Images, Inc. 144A 9.750%, 3/1/27(1)(2)	1,769	1,747
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)(2)	216	124
Lagardere S.A.
RegS 2.125%, 10/16/26(2)(3)	900 EUR	958
RegS 1.750%, 10/7/27(2)(3)	800 EUR	849
TEGNA, Inc.
4.625%, 3/15/28(2)	44	39
5.000%, 9/15/29(2)	551	475
		6,449

Consumer Discretionary—3.5%
Aramark Services, Inc.
144A 5.000%, 4/1/25(1)(2)	497	489
144A 6.375%, 5/1/25(1)(2)	1,170	1,169
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)(2)	426	424
		2,082

Consumer Staples—4.5%
Diamond BC B.V. 144A 4.625%, 10/1/29(1)(2)	958	966
TreeHouse Foods, Inc. 4.000%, 9/1/28(2)	1,482	1,277
Vector Group Ltd. 144A 10.500%, 11/1/26(1)(2)	472	472
		2,715

Energy—6.8%
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(1)(2)	1,685	1,742
CONSOL Energy, Inc. 144A 11.000%, 11/15/25(1)(2)	334	339
	Par Value	Value

Energy—continued
PDC Energy, Inc. 5.750%, 5/15/26(2)	$ 1,957	$ 1,949
		4,030

Financials—5.8%
Intercontinental Exchange, Inc. 3.650%, 5/23/25(2)	1,268	1,242
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)(2)	1,900	1,668
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27(2)	595	551
		3,461

Health Care—6.6%
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)(2)	1,725	1,732
Mallinckrodt International Finance S.A. 144A 10.000%, 4/15/25(1)(2)	235	184
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)(2)	1,873	1,831
Verscend Escrow Corp. 144A 9.750%, 8/15/26(1)(2)	218	219
		3,966

Industrials—8.2%
Bombardier, Inc. 144A 7.875%, 4/15/27(1)(2)	255	255
Cengage Learning, Inc. 144A 9.500%, 6/15/24(1)(2)	51	51
Copper Mountain Mining Corp. 144A, RegS 8.000%, 4/9/26(1)(2)	1,166	1,178
IEA Energy Services LLC 144A 6.625%, 8/15/29(1)(2)	764	734
La Financiere Atalian SASU
RegS 4.000%, 5/15/24(2)	352 EUR	283
RegS 5.125%, 5/15/25(2)	419 EUR	314
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)(2)	2,031	2,076
		4,891

Information Technology—3.7%
NCR Corp.
144A 5.750%, 9/1/27(1)	73	73
144A 6.125%, 9/1/29(1)(2)	1,209	1,210
Viasat, Inc. 144A 5.625%, 4/15/27(1)(2)	985	920
		2,203

Materials—7.1%
Arconic Corp.
144A 6.000%, 5/15/25(1)(2)	967	975
144A 6.125%, 2/15/28(1)(2)	992	1,004
JELD-WEN, Inc. 144A 6.250%, 5/15/25(1)(2)	673	679
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Materials—continued
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)(2)	$ 1,694	$ 1,563
		4,221

Utilities—1.9%
Origin Energy Finance Ltd. RegS 1.000%, 9/17/29(2)	1,145 EUR	1,152
Total Corporate Bonds and Notes (Identified Cost $36,189)		35,170

Leveraged Loans—9.7%
Chemicals—2.4%
Diamond BC B.V. Tranche B (3 month Term SOFR + 3.012%) 8.057%, 9/29/28(4)	1,443	1,440
Health Care—1.5%
Verscend Holding Corp. Tranche B (1 month Term SOFR + 4.114%) 9.217%, 8/27/25(4)	897	896
Information Technology—2.1%
RentPath LLC Tranche B-1, First Lien (3 month Prime + 3.750%) 12.000%, 4/25/24(5)(6)	24	—
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 12.242%, 5/13/27(4)	1,390	1,265
		1,265

Retail—0.6%
Claire’s Stores, Inc. Tranche B (1 month Term SOFR + 6.600%) 11.702%, 12/18/26(4)	405	369
Service—3.1%
Marnix Sas Tranche B (3 month Term SOFR + 3.750%) 8.850%, 8/4/28(4)	1,831	1,824
Total Leveraged Loans (Identified Cost $5,910)		5,794

	Shares
Closed-End Fund—0.2%
Equity Fund—0.2%
Franklin Universal Trust(2)	15,487	104
Total Closed-End Fund (Identified Cost $129)		104

Preferred Stocks—1.0%
Consumer Discretionary—0.6%
Fossil Group, Inc., 7.000%(2)	20,031	377
	Shares	Value

Information Technology—0.4%
Babcock & Wilcox Enterprises, Inc., 6.500%(2)	12,086	$ 259
Total Preferred Stocks (Identified Cost $803)		636

Common Stocks—0.0%
Consumer Discretionary—0.0%
Cazoo Group Ltd.(2)(7)	94	— (8)
Consumer Staples—0.0%
TPCO Holding Corp.(2)(7)	2,663	1
Financials—0.0%
MarketWise, Inc.	1,083	3
Health Care—0.0%
Biote Corp. Class A(2)(7)	66	— (8)
Total Common Stocks (Identified Cost $28)		4

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(2)(7)	986	— (8)
Consumer Discretionary—0.0%
Cazoo Group Ltd., 08/26/26(2)(7)	2,946	— (8)
ECARX Holdings, Inc., 12/21/27(2)(7)	2,800	— (8)
Grove Collaborative Holdings, 03/13/26(2)(7)	983	— (8)
		— (8)

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(2)(7)	1,000	— (8)
AltEnergy Acquisition Corp., 11/10/28(2)(7)	243	— (8)
Altimar Acquisition Corp. III, 12/31/28(2)(7)	122	— (8)
Ares Acquisition Corp., 12/31/27(2)(7)	860	1
Arrowroot Acquisition Corp., 03/02/26(2)(7)	992	— (8)
Athena Consumer Acquisition Corp., 07/31/28(2)(7)	161	— (8)
CC Neuberger Principal Holdings III, 12/31/27(2)(7)	1,080	— (8)
CF Acquisition Corp. VIII, 12/31/27(2)(7)	1,227	— (8)
Compute Health Acquisition Corp. Class A, 12/31/27(2)(7)	1,754	1
Elliott Opportunity II Corp., 03/02/26(2)(7)	1,353	— (8)
ESGEN Acquisition Corp., 10/20/26(2)(7)	282	— (8)
FTAC Emerald Acquisition Corp., 08/22/28(2)(7)	807	— (8)
Fusion Acquisition Corp. II, 12/31/27(2)(7)	833	— (8)
G Squared Ascend II, Inc., 12/31/26(5)(7)	333	—
GCM Grosvenor, Inc. Class A, 11/17/25(2)(7)	4,103	1
Goal Acquisitions Corp., 02/11/26(2)(7)	10,907	— (8)
Golden Falcon Acquisition Corp., 11/04/26(2)(7)	3,125	1
Infinite Acquisition Corp., 11/23/28(2)(7)	202	— (8)
Juniper II Corp., 12/31/28(2)(7)	1,019	— (8)
Kensington Capital Acquisition Corp. V, 07/19/23(2)(7)	5,397	1
Live Oak Crestview Climate Acquisition Corp., 03/12/26(2)(7)	510	— (8)
Moneylion, Inc., 06/01/27(2)(7)	3,781	— (8)
Newbury Street Acquisition Corp., 12/31/27(2)(7)	2,435	1
Newcourt Acquisition Corp., 04/12/28(2)(7)	733	— (8)

See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Financials—continued
Phoenix Biotech Acquisition Corp., 09/01/26(2)(7)	240	$ —(8)
PROOF Acquisition Corp. I, 12/03/28(2)(7)	648	— (8)
Prospector Capital Corp., 01/01/25(2)(7)	3,202	— (8)
Pyrophyte Acquisition Corp., 12/17/23(2)(7)	326	— (8)
RMG Acquisition Corp. III, 12/31/27(2)(7)	1,120	— (8)
Screaming Eagle Acquisition Corp. Class A, 12/15/27(2)(7)	1,139	— (8)
Semper Paratus Acquisition Corp., 11/04/26(2)(7)	325	— (8)
Slam Corp. Class A, 12/31/27(2)(7)	394	— (8)
Spring Valley Acquisition Corp. II, 02/25/26(2)(7)	525	— (8)
Target Global Acquisition I Corp., 12/31/27(2)(7)	480	— (8)
Thunder Bridge Capital Partners III, Inc., 02/15/28(2)(7)	507	— (8)
Viscogliosi Brothers Acquisition Corp., 03/18/27(2)(7)	284	— (8)
Zapp Electric Vehicles Group Ltd., 03/03/28(2)(7)	601	— (8)
		6

Health Care—0.0%
Newamsterdam Pharma Co. N.V., 11/22/27(2)(7)	3,067	6
Pear Therapeutics, Inc., 02/04/26(2)(7)	1,433	— (8)
Quantum-Si, Inc., 09/30/27(2)(7)	3,333	1
Talkspace, Inc., 06/21/25(2)(7)	9,468	1
		8

Industrials—0.0%
Amprius Technologies, Inc., 03/02/27(2)(7)	3,369	2
Bridger Aerospace Group Holdings, Inc., 12/31/27(2)(7)	2,200	— (8)
Freightos Ltd., 01/23/28(2)(7)	208	— (8)
Getaround, Inc., 12/31/28(2)(7)	458	— (8)
		2

Information Technology—0.0%
Embark Technology, Inc., 12/31/27(2)(7)	1,533	— (8)
FOXO Technologies, Inc., 08/01/27(2)(7)	1,072	— (8)
Near Intelligence, Inc., 07/08/27(2)(7)	2,500	1
		1

Materials—0.0%
Ginkgo Bioworks Holdings, Inc., 12/31/27(2)(7)	940	— (8)
Total Warrants (Identified Cost $80)		17

	Shares/Units
Special Purpose Acquisition Companies—17.1%
A SPAC II Acquisition Corp.(2)(7)	5,492	58
Alchemy Investments Acquisition Corp. 1(2)(7)	6,164	63
Alpha Partners Technology Merger Corp. Class A(2)(7)	1,697	18
Andretti Acquisition Corp. Class A(2)(7)	13,109	140
AP Acquisition Corp. Class A(2)(7)	7,475	80
Apollo Strategic Growth Capital Class B(7)	2,500	—
Apollo Strategic Growth Capital II Class A(2)(7)	26,557	274
Ares Acquisition Corp. Class A(2)(7)	3,440	36
Arisz Acquisition Corp.(2)(7)	5,852	62
Arrowroot Acquisition Corp. Class A(2)(7)	1,190	12
ARYA Sciences Acquisition Corp. IV Class A(2)(7)	2,836	30
Aura FAT Projects Acquisition Corp. Class A(2)(7)	4,909	52
AXIOS Sustainable Growth Acquisition Corp. Class A(2)(7)	5,895	62
Bannix Acquisition Corp.(2)(7)	288	3
	Shares/Units	Value
Beard Energy Transition Acquisition Corp. Class A(2)(7)	29,523	$ 310
Bilander Acquisition Corp. Class A(2)(7)	4,434	45
BioPlus Acquisition Corp. Class A(2)(7)	27,603	294
Black Spade Acquisition Co. Class A(2)(7)	1,790	19
C5 Acquisition Corp. Class A(2)(7)	27,897	297
Canna-Global Acquisition Corp. Class A(2)(7)	1,384	15
Cartica Acquisition Corp. Class A(2)(7)	13,755	146
CC Neuberger Principal Holdings III Class A(2)(7)	5,400	58
CF Acquisition Corp. VII Class A(2)(7)	3,767	40
Chenghe Acquisition Co. Class A(2)(7)	2,522	27
Churchill Capital Corp. V Class A(2)(7)	3,603	37
Colombier Acquisition Corp. Class A(2)(7)	23,623	243
Compass Digital Acquisition Corp.(7)	1,792	19
Consilium Acquisition Corp. I Ltd.(7)	35,000	367
Conyers Park III Acquisition Corp. Class A(2)(7)	1,699	17
Corsair Partnering Corp. Class A(2)(7)	16,753	174
Direct Selling Acquisition Corp. Class A(2)(7)	2,939	31
Distoken Acquisition Corp.(2)(7)	5,744	59
DUET Acquisition Corp. Class A(2)(7)	3,522	37
EF Hutton Acquisition Corp. I(2)(7)	3,492	36
Elliott Opportunity II Corp. Class A(2)(7)	5,412	56
Embrace Change Acquisition Corp.(2)(7)	2,578	27
Enterprise 4.0 Technology Acquisition Corp.(2)(7)	7,882	84
ESH Acquisition Corp.(2)(7)	4,387	45
EVe Mobility Acquisition Corp. Class A(2)(7)	29,362	309
FAST Acquisition Corp. II Class A(2)(7)	3,465	36
Focus Impact Acquisition Corp. Class A(2)(7)	3,302	35
Forest Road Acquisition Corp. II Class A(2)(7)	23,615	242
Fortune Rise Acquisition Corp.(2)(7)	22,119	238
Freedom Acquisition I Corp. Class A(2)(7)	5,807	62
FTAC Emerald Acquisition Corp. Class A(2)(7)	4,201	44
FTAC Zeus Acquisition Corp. Class A(2)(7)	5,521	58
Fusion Acquisition Corp. II Class A(2)(7)	2,019	21
Global Partner Acquisition Corp. II Class A(2)(7)	82	1
Goal Acquisitions Corp.(2)(7)	81	1
GoGreen Investments Corp.(2)(7)	14,479	154
Growth For Good Acquisition Corp.(2)(7)	14,635	153
Hainan Manaslu Acquisition Corp.(2)(7)	12,500	132
Hawks Acquisition Corp. Class A(2)(7)	12,505	128
HCM Acquisition Corp. Class A(2)(7)	8,697	92
Healthcare AI Acquisition Corp. Class A(2)(7)	4,965	53
Healthwell Acquisition Corp. I Class A(7)	1,752	18
Iconic Sports Acquisition Corp. Class A(2)(7)	33,242	354
Infinite Acquisition Corp. Class A(2)(7)	33,105	350
Inflection Point Acquisition Corp. II(2)(7)	5,149	52
Investcorp Europe Acquisition Corp. I Class A(2)(7)	43,852	467
Investcorp India Acquisition Corp. Class A(2)(7)	3,584	38
Jupiter Acquisition Corp. Class A(2)(7)	3,150	32
Kensington Capital Acquisition Corp. V Class A(2)(7)	10,023	106
LatAmGrowth SPAC(2)(7)	28,733	307
Liberty Resources Acquisition Corp. Class A(2)(7)	2,697	29
Live Oak Crestview Climate Acquisition Corp. Class A(2)(7)	3,324	34
M3-Brigade Acquisition III Corp. Class A(2)(7)	8,266	86
Magnum Opus Acquisition Ltd. Class A(2)(7)	1,407	15
Maquia Capital Acquisition Corp. Class A(2)(7)	2,540	28
Mountain & Co. I Acquisition Corp.(2)(7)	8,108	88
Nabors Energy Transition Corp. Class A(2)(7)	13,004	138
Newbury Street Acquisition Corp.(2)(7)	4,870	50
Newcourt Acquisition Corp. Class A(2)(7)	1,466	16
Nubia Brand International Corp. Class A(2)(7)	6,087	65
Oak Woods Acquisition Corp. Class A(2)(7)	4,226	43
Papaya Growth Opportunity Corp. I Class A(2)(7)	27,974	297

See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares/Units	Value
Patria Latin American Opportunity Acquisition Corp.(2)(7)	14,119	$ 152
Perception Capital Corp. II Class A(2)(7)	11,063	121
Portage Fintech Acquisition Corp. Class A(2)(7)	13,283	138
Power & Digital Infrastructure Acquisition II Corp. Class A(2)(7)	255	3
Project Energy Reimagined Acquisition Corp.(2)(7)	11,683	121
PROOF Acquisition Corp. I Class A(2)(7)	648	7
Pyrophyte Acquisition Corp. Class A(2)(7)	456	5
Quadro Acquisition One Corp. Class A(2)(7)	921	10
RCF Acquisition Corp. Class A(2)(7)	11,241	120
Rigel Resource Acquisition Corp. Class A(2)(7)	18,094	194
Rose Hill Acquisition Corp. Class A(2)(7)	1,468	17
Ross Acquisition Corp. II Class A(2)(7)	3,655	38
SDCL EDGE Acquisition Corp. Class A(2)(7)	20,635	215
SHUAA Partners Acquisition Corp. I Class A(2)(7)	2,732	29
Slam Corp. Class A(2)(7)	6,076	65
Southport Acquisition Corp.(2)(7)	13,254	139
Spring Valley Acquisition Corp. II(2)(7)	1,051	— (8)
Spring Valley Acquisition Corp. II Class A(2)(7)	1,051	11
Springwater Special Situations Corp.(2)(7)	9,243	96
Target Global Acquisition I Corp. Class A(2)(7)	11,938	127
TenX Keane Acquisition Class A(2)(7)	3,283	35
Thunder Bridge Capital Partners IV, Inc. Class A(2)(7)	6,580	68
TKB Critical Technologies 1 Class A(2)(7)	9,647	102
TMT Acquisition Corp.(2)(7)	3,695	1
TMT Acquisition Corp. Class A(2)(7)	3,695	38
TortoiseEcofin Acquisition Corp. III Class A(2)(7)	3,023	31
Twelve Seas Investment Co. II Class A(2)(7)	4,741	49
Twin Ridge Capital Acquisition Corp. Class A(2)(7)	9,458	101
Valuence Merger Corp. I Class A(2)(7)	513	6
Viscogliosi Brothers Acquisition Corp.(2)(7)	568	6
Waverley Capital Acquisition Corp. 1 Class A(2)(7)	32,779	340
XPAC Acquisition Corp. Class A(2)(7)	1,602	17
Zalatoris Acquisition Corp.(2)(7)	4,553	47
Total Special Purpose Acquisition Companies (Identified Cost $9,973)		10,194

	Shares
Escrow Notes—0.9%
Financials—0.9%
Altaba, Inc. Escrow(2)(7)	225,250	527
Total Escrow Notes (Identified Cost $396)		527

Total Long-Term Investments—94.6% (Identified Cost $57,460)		56,501

Short-Term Investments—6.3%
Money Market Mutual Funds—6.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.979%)(9)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 5.016%)(9)	1,876,128	1,876
Total Short-Term Investments (Identified Cost $3,776)		3,776

Shares	Value

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—100.9% (Identified Cost $61,236)	$60,277

Securities Sold Short—(0.6)%

	Par Value
U.S. Government Security—(0.6)%
U.S. Treasury Notes 3.250%, 6/30/29	$ (398)	(381)
Total Securities Sold Short (Identified Proceeds $(406))		(381)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—100.3% (Identified Cost $60,830)		$ 59,896
Other assets and liabilities, net—(0.3)%		(163)
NET ASSETS—100.0%		$ 59,733

Abbreviations:
AMT	Alternative Minimum Tax
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Foreign Currencies:
EUR	Euro

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $27,551 or 46.1% of net assets.
(2)	All or a portion of the shares have been committed as collateral for securities sold short. The value of securities segregated as collateral is $51,813.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Non-income producing.
(8)	Amount is less than $500 (not in thousands).
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Country Weightings†
United States	71%
Cayman Islands	12
France	7
Netherlands	4
Canada	2
Australia	2
Luxembourg	2
Total	100%
†% of total investments, net of securities sold short as of June 30, 2023.
Forward foreign currency exchange contracts as of June 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	658	EUR	596	JPM	08/25/23	$ 5	$ —
USD	1,871	EUR	1,700	JPM	09/20/23	9	—
USD	1,247	EUR	1,145	JPM	12/22/23	—	(14)
Total						$14	$ (14)

Over-the-counter total return swaps outstanding as of June 30, 2023 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
AfterNext HealthTech Acquisition Corp.	Pay	6.270% (1.210% + OBFR)	1 Month	GS	05/06/24	$272	$ 2	$ 2	$ —
Apollo Tactical Income Fund, Inc.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	05/06/24	382	21	21	—
Ares Acquisition Corp.	Pay	6.270% (1.210% + OBFR)	1 Month	GS	11/10/23	220	12	12	—
Ares Dynamic Credit Allocation Fund, Inc.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	05/06/24	177	5	5	—
BlackRock Debt Strategies Fund, Inc.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	05/06/24	199	6	6	—
Blackrock Floating Rate Income Strategies Fund, Inc.	Pay	5.653% (0.593% + OBFR)	3 Month	JPM	10/23/23	33	2	2	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.653% (0.593% + OBFR)	3 Month	JPM	03/25/24	17	1	1	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.653% (0.593% + OBFR)	3 Month	JPM	03/28/24	9	— (3)	— (3)	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.653% (0.593% + OBFR)	3 Month	JPM	04/08/24	8	— (3)	— (3)	—
Cartesian Growth Corp. II	Pay	6.270% (1.210% + OBFR)	1 Month	GS	12/04/23	276	14	14	—
Concord Acquisition Corp. II	Pay	6.270% (1.210% + OBFR)	1 Month	GS	07/15/24	452	— (3)	—	— (3)
Elliott Opportunity II Corp.	Pay	6.270% (1.210% + OBFR)	1 Month	GS	04/15/24	365	2	2	—
Enphys Acquisition Corp.	Pay	6.270% (1.210% + OBFR)	1 Month	GS	05/27/24	483	4	4	—
First Trust Senior Floating Rate Income Fund II	Pay	5.670% (0.610% + OBFR)	1 Month	GS	05/06/24	192	1	1	—
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2023 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
FTAC Zeus Acquisition Corp.	Pay	6.270% (1.210% + OBFR)	1 Month	GS	12/04/23	$161	$ 3	$ 3	$ —
Global Systems Dynamics, Inc.	Pay	6.280% (1.210% + OBFR)	1 Month	GS	07/16/24	807	(1)	—	(1)
Goal Acquisitions Corp.	Pay	6.270% (1.210% + OBFR)	1 Month	GS	08/08/23	54	3	3	—
Hennessy Capital Investment Corp. VI	Pay	6.270% (1.210% + OBFR)	1 Month	GS	10/02/23	213	12	12	—
InFinT Acquisition Corp.	Pay	6.270% (1.210% + OBFR)	1 Month	GS	06/24/24	465	(1)	—	(1)
Invesco Dynamic Credit Opportunities	Pay	5.670% (0.610% + OBFR)	1 Month	GS	03/27/24	3	— (3)	—	— (3)
Invesco Dynamic Credit Opportunities	Pay	5.440% (0.380% + OBFR)	3 Month	JPM	01/01/24	28	(1)	—	(1)
Invesco Dynamic Credit Opportunities	Pay	5.440% (0.380% + OBFR)	3 Month	JPM	02/12/24	— (3)	1	1	—
Invesco Dynamic Credit Opportunities	Pay	5.440% (0.380% + OBFR)	3 Month	JPM	05/21/24	— (3)	1	1	—
Invesco Senior Income Trust	Pay	5.662% (0.602% + OBFR)	3 Month	JPM	10/23/23	49	2	2	—
Invesco Senior Income Trust	Pay	5.662% (0.602% + OBFR)	3 Month	JPM	03/14/24	259	(7)	—	(7)
Invesco Senior Income Trust	Pay	5.662% (0.602% + OBFR)	3 Month	JPM	03/25/24	17	— (3)	—	— (3)
Invesco Senior Income Trust	Pay	5.662% (0.602% + OBFR)	3 Month	JPM	03/27/24	210	(4)	—	(4)
Invesco Senior Income Trust	Pay	5.662% (0.602% + OBFR)	3 Month	JPM	03/28/24	14	— (3)	— (3)	—
Nuveen Credit Strategies Income Fund	Pay	5.670% (0.610% + OBFR)	1 Month	GS	05/06/24	380	2	2	—
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	6.270% (1.210% + OBFR)	1 Month	GS	07/29/24	71	— (3)	—	— (3)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.440% (0.380% + OBFR)	3 Month	JPM	10/23/23	7	— (3)	— (3)	—
Pershing Square Escrow	Pay	6.270% (1.210% + OBFR)	1 Month	GS	08/28/23	— (3)	1	1	—
Plum Acquisition Corp. I	Pay	6.270% (1.210% + OBFR)	1 Month	GS	12/14/23	188	9	9	—
Quantum-Si, Inc.	Pay	6.270% (1.210% + OBFR)	1 Month	GS	07/29/24	13	2	2	—
Saba Capital Income & Opportunities Fund	Pay	5.670% (0.610% + OBFR)	1 Month	GS	03/27/24	214	(10)	—	(10)
Saba Capital Income & Opportunities Fund	Pay	5.440% (0.380% + OBFR)	3 Month	JPM	07/22/24	3	— (3)	—	— (3)
Screaming Eagle Acquisition Corp.	Pay	6.270% (1.210% + OBFR)	1 Month	GS	11/10/23	275	14	14	—
SK Growth Opportunities Corp.	Pay	6.270% (1.210% + OBFR)	1 Month	GS	11/20/23	274	14	14	—
Social Capital Suvretta Holdings Corp. II	Pay	5.670% (0.610% + OBFR)	1 Month	GS	05/14/24	503	2	2	—
Social Capital Suvretta Holdings Corp. IV	Pay	6.270% (1.210% + OBFR)	1 Month	GS	05/14/24	528	1	1	—
TLGY Acquisition Corp.	Pay	6.270% (1.210% + OBFR)	1 Month	GS	10/23/23	352	5	5	—
TortoiseEcofin Acquisition Corp. III	Pay	6.270% (1.210% + OBFR)	1 Month	GS	10/02/23	79	4	4	—
							122	146	(24)
Total							$ 122	$146	$ (24)

See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$35,170	$ —	$35,170	$—
Leveraged Loans	5,794	—	5,794	— (1)
Convertible Bonds and Notes	4,055	—	4,055	—
Equity Securities:
Closed-End Fund	104	104	—	—
Escrow Notes	527	—	527	—
Warrants	17	17	—	— (1)
Special Purpose Acquisition Companies	10,194	9,619	575	— (1)
Preferred Stocks	636	636	—	—
Common Stocks	4	4	—	—
Money Market Mutual Funds	3,776	3,776	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	14	—	14	—
Over-the-Counter Total Return Swaps	146	—	146	—
Total Assets	60,437	14,156	46,281	—
Liabilities:
Securities Sold Short:
U.S. Government Security	(381)	—	(381)	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contract	(14)	—	(14)	—
Over-the-Counter Total Return Swaps	(24)	—	(24)	—
Total Liabilities	(419)	—	(419)	—
Total Investments, Net of Securities Sold Short	$60,018	$14,156	$45,862	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2023.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—3.0%
Communication Services—1.2%
Radius Global Infrastructure, Inc. 144A 2.500%, 9/15/26(1)	$ 4,343	$ 4,278
Health Care—1.8%
Oak Street Health, Inc. 0.000%, 3/15/26	4,582	4,550
Paratek Pharmaceuticals, Inc. 4.750%, 5/1/24	2,305	2,256
		6,806

Total Convertible Bonds and Notes (Identified Cost $10,897)		11,084

Corporate Bonds and Notes—20.6%
Communication Services—5.2%
Allen Media LLC 144A 10.500%, 2/15/28(1)	3,724	1,918
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)	2,780	2,057
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	3,171	3,080
Getty Images, Inc. 144A 9.750%, 3/1/27(1)(2)	6,637	6,555
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	1,241	713
Lagardere S.A.
RegS 2.125%, 10/16/26(3)	2,100 EUR	2,234
RegS 1.750%, 10/7/27(3)	1,500 EUR	1,592
TEGNA, Inc.
4.625%, 3/15/28	102	90
5.000%, 9/15/29	896	773
		19,012

Consumer Discretionary—2.8%
Aramark Services, Inc.
144A 5.000%, 4/1/25(1)	905	892
144A 6.375%, 5/1/25(1)	5,886	5,880
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	3,366	3,348
		10,120

Consumer Staples—1.9%
Diamond BC B.V. 144A 4.625%, 10/1/29(1)	1,444	1,457
TreeHouse Foods, Inc. 4.000%, 9/1/28	3,268	2,815
Vector Group Ltd. 144A 10.500%, 11/1/26(1)	2,791	2,791
		7,063

Energy—2.4%
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(1)	5,181	5,356
CONSOL Energy, Inc. 144A 11.000%, 11/15/25(1)	800	813
	Par Value	Value

Energy—continued
PDC Energy, Inc. 5.750%, 5/15/26	$ 2,657	$ 2,646
		8,815

Financials—0.8%
Intercontinental Exchange, Inc. 3.650%, 5/23/25	1,283	1,257
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	1,060	931
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	837	776
		2,964

Health Care—1.0%
Mallinckrodt International Finance S.A. 144A 10.000%, 4/15/25(1)	1,702	1,336
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	1,274	1,245
Verscend Escrow Corp. 144A 9.750%, 8/15/26(1)	930	933
		3,514

Industrials—2.5%
Bombardier, Inc. 144A 7.875%, 4/15/27(1)	1,474	1,470
Cengage Learning, Inc. 144A 9.500%, 6/15/24(1)	411	412
Copper Mountain Mining Corp. 144A, RegS 8.000%, 4/9/26(1)(3)	2,960	2,990
IEA Energy Services LLC 144A 6.625%, 8/15/29(1)	1,111	1,068
La Financiere Atalian SASU
RegS 4.000%, 5/15/24(3)	1,019 EUR	820
RegS 5.125%, 5/15/25(3)	977 EUR	731
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)	1,702	1,740
		9,231

Information Technology—1.6%
NCR Corp.
144A 5.750%, 9/1/27(1)	249	249
144A 6.125%, 9/1/29(1)	2,680	2,682
Viasat, Inc. 144A 5.625%, 4/15/27(1)	3,139	2,931
		5,862

Materials—2.3%
Arconic Corp.
144A 6.000%, 5/15/25(1)	1,702	1,716
144A 6.125%, 2/15/28(1)	1,451	1,469
JELD-WEN, Inc. 144A 6.250%, 5/15/25(1)	1,996	2,013
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	3,503	3,233
		8,431

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Utilities—0.1%
Origin Energy Finance Ltd. RegS 1.000%, 9/17/29(3)	$ 329 EUR	$ 331
Total Corporate Bonds and Notes (Identified Cost $79,555)		75,343

Leveraged Loans—2.8%
Chemicals—1.3%
Diamond BC B.V. Tranche B (3 month Term SOFR + 3.012%) 8.057%, 9/29/28(4)	4,804	4,796
Health Care—0.7%
Verscend Holding Corp. Tranche B (1 month Term SOFR + 4.114%) 9.217%, 8/27/25(4)	2,550	2,546
Information Technology—0.7%
RentPath LLC Tranche B-1, First Lien (3 month Prime + 3.750%) 12.000%, 4/25/24(5)(6)	150	—
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 12.242%, 5/13/27(4)	2,779	2,530
		2,530

Retail—0.1%
Claire’s Stores, Inc. Tranche B (1 month Term SOFR + 6.600%) 11.702%, 12/18/26(4)	253	231
Total Leveraged Loans (Identified Cost $10,425)		10,103

	Shares
Closed-End Funds—1.1%
Equity Funds—1.1%
Apollo Senior Floating Rate Fund, Inc.	11,127	144
Apollo Tactical Income Fund, Inc.	64,106	813
Ares Dynamic Credit Allocation Fund, Inc.	8,750	108
BlackRock Debt Strategies Fund, Inc.	12,453	122
BlackRock Floating Rate Income Strategies Fund, Inc.	9,611	117
First Trust Senior Floating Rate Income Fund II	11,712	116
Franklin Universal Trust	102,050	687
Invesco Senior Income Trust	64,480	248
Nuveen Credit Strategies Income Fund	149,962	757
Nuveen New York AMT-Free Quality Municipal Income Fund	58,257	603
Saba Capital Income & Opportunities Fund	29,430	227
		3,942

Total Closed-End Funds (Identified Cost $4,840)		3,942

Preferred Stocks—0.6%
Consumer Discretionary—0.2%
Fossil Group, Inc., 7.000%	31,540	594
	Shares	Value

Financials—0.3%
Federal Home Loan Mortgage Corp. Series Z, 8.375%(4)	56,965	$ 131
Federal National Mortgage Association Series S, 8.250%(4)	480,383	1,129
		1,260

Information Technology—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%	8,799	188
Total Preferred Stocks (Identified Cost $2,238)		2,042

Common Stocks—38.2%
Communication Services—6.2%
Activision Blizzard, Inc.(7)	183,056	15,432
Endeavor Group Holdings, Inc. Class A (7)	155,400	3,717
Radius Global Infrastructure, Inc. Class A(7)	38,151	568
Vodafone Group plc Sponsored ADR	312,400	2,952
		22,669

Consumer Discretionary—0.7%
Cazoo Group Ltd.(7)	3,098	4
Uni-Select, Inc.(7)	75,949	2,697
		2,701

Consumer Staples—1.3%
Kellogg Co.	68,000	4,583
TPCO Holding Corp.(7)	16,310	3
		4,586

Energy—1.0%
PDC Energy, Inc.(2)	52,653	3,746
Financials—1.5%
Argo Group International Holdings Ltd.	8,804	261
Fidelity National Information Services, Inc.	68,000	3,720
First Horizon Corp.	58,340	657
Focus Financial Partners, Inc. Class A(7)	12,312	646
Home Capital Group, Inc. Class B	1,689	55
MarketWise, Inc.	12,707	25
		5,364

Health Care—16.3%
Amedisys, Inc.(7)	20,230	1,850
Baxter International, Inc.	102,900	4,688
Biote Corp. Class A(7)	1,656	11
Chinook Therapeutics, Inc.(7)	47,939	1,842
DICE Therapeutics, Inc.(7)	101,123	4,698
Horizon Therapeutics plc(2)(7)	202,843	20,862
IVERIC bio, Inc.(7)	147,203	5,791
NuVasive, Inc.(2)(7)	104,724	4,356
Quantum-Si, Inc.(7)	40,418	72
Seagen, Inc.(2)(7)	69,630	13,401
Syneos Health, Inc. Class A(7)	53,879	2,271
		59,842

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Industrials—1.8%
Aerojet Rocketdyne Holdings, Inc.(2)(7)	106,335	$ 5,834
Univar Solutions, Inc.(7)	20,000	717
		6,551

Information Technology—3.8%
National Instruments Corp.	33,174	1,904
Tower Semiconductor Ltd.(7)	38,144	1,431
VMware, Inc. Class A(2)(7)	73,613	10,578
		13,913

Materials—4.4%
Arconic Corp.(7)	118,227	3,497
Newcrest Mining Ltd.	20,657	368
Teck Resources Ltd. Class B	191,600	8,067
Vale S.A. Class B Sponsored ADR	303,300	4,070
		16,002

Real Estate—1.2%
Life Storage, Inc.	31,887	4,240
Urstadt Biddle Properties, Inc. Class A	14,627	311
		4,551

Total Common Stocks (Identified Cost $141,362)		139,925

Rights—0.1%
Health Care—0.1%
Akouos, Inc., 12/31/49(7)	26,079	29
Bristol Myers Squibb Co., 12/31/35(5)(7)	169,085	212
		241

Materials—0.0%
Pan American Silver Corp., 02/22/24(7)	322,499	164
Total Rights (Identified Cost $209)		405

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A., 12/31/35(5)(7)	35,748	—
BuzzFeed, Inc., 12/01/26(7)	17,099	1
		1

Consumer Discretionary—0.0%
Cazoo Group Ltd., 08/26/26(7)	63,999	— (8)
CEC Brands LLC, 12/31/25(5)(7)	45,120	136
ECARX Holdings, Inc., 12/21/27(7)	27,750	2
Grove Collaborative Holdings, 03/13/26(7)	20,136	— (8)
Kaixin Auto Holdings, 04/30/24(7)	48,712	— (8)
Reebonz Holding Ltd., 12/19/23(5)(7)	23,859	—
		138

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(7)	30,942	6
	Shares	Value

Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(7)	25,800	$ 1
Achari Ventures Holdings Corp. I, 08/05/26(7)	28,624	1
AltEnergy Acquisition Corp., 11/10/28(7)	5,160	— (8)
Altimar Acquisition Corp. III, 12/31/28(7)	3,003	— (8)
Altitude Acquisition Corp., 11/30/27(7)	5,158	— (8)
Ares Acquisition Corp., 12/31/27(7)	21,726	17
Arrowroot Acquisition Corp., 03/02/26(7)	60,113	13
Athena Consumer Acquisition Corp., 07/31/28(7)	3,395	— (8)
BYTE Acquisition Corp., 12/31/28(7)	256,226	39
Cartesian Growth Corp II, 07/12/28(7)	5,799	1
CC Neuberger Principal Holdings III, 12/31/27(7)	10,980	2
Cetus Capital Acquisition Corp., 03/24/28(7)	55,001	6
CF Acquisition Corp. VIII, 12/31/27(7)(8)	14,261	1
Compute Health Acquisition Corp. Class A, 12/31/27(7)	21,781	11
Corner Growth Acquisition Corp., 12/31/27(7)	20,673	3
Elliott Opportunity II Corp., 03/02/26(7)	1,557	— (8)
ESGEN Acquisition Corp., 10/20/26(7)	5,942	— (8)
FTAC Emerald Acquisition Corp., 08/22/28(7)	17,092	1
Fusion Acquisition Corp. II, 12/31/27(7)	5,166	— (8)
G Squared Ascend II, Inc., 12/31/26(5)(7)	4,364	—
GCM Grosvenor, Inc. Class A, 11/17/25(7)	28,825	8
Global Blockchain Acquisition Corp., 05/10/27(7)	60,562	1
Goal Acquisitions Corp., 02/11/26(7)	272,843	7
Golden Falcon Acquisition Corp., 11/04/26(7)	40,626	5
Infinite Acquisition Corp., 11/23/28(7)	4,293	1
International Media Acquisition Corp., 12/31/28(7)	18,227	— (8)
Jaws Mustang Acquisition Corp., 01/30/26(7)	23,996	1
Kensington Capital Acquisition Corp. V, 07/19/23(7)	48,984	4
Live Oak Crestview Climate Acquisition Corp., 03/12/26(7)	11,489	— (8)
Moneylion, Inc., 06/01/27(7)	53,893	1
Newbury Street Acquisition Corp., 12/31/27(7)	28,549	5
Oak Woods Acquisition Corp., 05/17/28(7)	62,481	2
Phoenix Biotech Acquisition Corp., 09/01/26(7)	5,078	— (8)
Plum Acquisition Corp. I, 12/31/28(7)	17,325	1
PROOF Acquisition Corp. I, 12/03/28(7)	13,646	1
Prospector Capital Corp., 01/01/25(7)	58,973	7
Pyrophyte Acquisition Corp., 12/17/23(7)	6,863	1
RMG Acquisition Corp. III, 12/31/27(7)	20,895	2
Screaming Eagle Acquisition Corp. Class A, 12/15/27(7)	19,630	3
Semper Paratus Acquisition Corp., 11/04/26(7)	6,900	— (8)
Slam Corp. Class A, 12/31/27(7)	8,351	2
Spring Valley Acquisition Corp. II, 02/25/26(7)	3,247	— (8)
Target Global Acquisition I Corp., 12/31/27(7)	10,328	1
Thunder Bridge Capital Partners III, Inc., 02/15/28(7)	28,698	3
Viscogliosi Brothers Acquisition Corp., 03/18/27(7)	4,892	— (8)
Zapp Electric Vehicles Group Ltd., 03/03/28(7)	13,420	1
		153

Health Care—0.0%
Newamsterdam Pharma Co. N.V., 11/22/27(7)	17,838	37
Pear Therapeutics, Inc., 02/04/26(7)	36,173	— (8)
Quantum-Si, Inc., 09/30/27(7)	17,647	4
Talkspace, Inc., 06/21/25(7)	55,361	4
		45

Industrials—0.0%
Amprius Technologies, Inc., 03/02/27(7)	27,068	13
Bridger Aerospace Group Holdings, Inc., 12/31/27(7)	27,000	5

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Industrials—continued
Freightos Ltd., 01/23/28(7)	4,398	$ 1
Getaround, Inc., 12/31/28(7)	11,166	— (8)
Shapeways Holdings, Inc., 10/31/26(7)	126,337	1
		20

Information Technology—0.0%
Embark Technology, Inc., 12/31/27(7)(8)	19,566	1
FOXO Technologies, Inc., 08/01/27(7)	26,187	— (8)
Movella Holdings, Inc., 12/31/27(7)	11,102	1
Near Intelligence, Inc., 07/08/27(7)	10,000	1
		3

Materials—0.0%
Ginkgo Bioworks Holdings, Inc., 12/31/27(7)	11,400	3
Total Warrants (Identified Cost $3,315)		369

	Shares/Units
Special Purpose Acquisition Companies—26.9%
A SPAC II Acquisition Corp.(7)	32,124	339
AfterNext HealthTech Acquisition Corp. Class A(7)	61,920	642
Alchemy Investments Acquisition Corp. 1(7)	35,870	367
Alpha Healthcare Acquisition Corp. III Class A(7)	42,083	433
Alpha Partners Technology Merger Corp. Class A(7)	36,400	379
Alpha Star Acquisition Corp.(7)	33,440	359
AltC Acquisition Corp. Class A(7)	26,585	277
Andretti Acquisition Corp. Class A(7)	80,807	860
AP Acquisition Corp. Class A(7)	24,240	261
Apollo Strategic Growth Capital Class B(5)(7)	23,632	—
Apollo Strategic Growth Capital II Class A(7)	154,153	1,592
Ares Acquisition Corp. Class A(7)	116,612	1,233
Ares Acquisition Corp. II(7)	64,654	666
Arisz Acquisition Corp.(7)	33,967	359
Arrowroot Acquisition Corp. Class A(7)	54,880	572
Artemis Strategic Investment Corp. Class A(7)	151,888	1,616
ARYA Sciences Acquisition Corp. IV Class A(7)	6,881	73
Aura FAT Projects Acquisition Corp. Class A(7)	83,049	879
Aurora Technology Acquisition Corp. Class A(7)	50,100	532
AXIOS Sustainable Growth Acquisition Corp. Class A(7)	14,085	147
Bannix Acquisition Corp.(7)	1,688	18
Battery Future Acquisition Corp. Class A(7)	80,919	858
Beard Energy Transition Acquisition Corp. Class A(7)	172,282	1,811
Bilander Acquisition Corp. Class A(7)	51,716	525
BioPlus Acquisition Corp. Class A(7)	80,049	853
Black Spade Acquisition Co. Class A(7)	18,865	195
Blue Ocean Acquisition Corp. Class A(7)	66,839	707
Blue Whale Acquisition Corp. I Class A(7)	70,819	719
Blue World Acquisition Corp.(7)	34,147	362
C5 Acquisition Corp. Class A(7)	50,166	534
Canna-Global Acquisition Corp. Class A(7)	8,772	94
Capitalworks Emerging Markets Acquisition Corp. Class A(7)	21,250	225
Cartesian Growth Corp. II Class A(7)	17,398	186
Cartica Acquisition Corp. Class A(7)	81,208	864
CC Neuberger Principal Holdings III Class A(7)	54,900	587
Cetus Capital Acquisition Corp.(7)	14,850	152
CF Acquisition Corp. IV Class A(7)	45,973	483
CF Acquisition Corp. VII Class A(7)	48,153	513
	Shares/Units	Value
Chenghe Acquisition Co. Class A(7)	14,413	$ 154
Churchill Capital Corp. V Class A(7)	20,823	212
Clean Earth Acquisitions Corp. Class A(7)	57,422	602
Colombier Acquisition Corp. Class A(7)	67,247	691
Compass Digital Acquisition Corp.(7)	45,239	470
Concord Acquisition Corp. II Class A(7)	86,247	885
Consilium Acquisition Corp. I Ltd.(7)	59,018	619
Conyers Park III Acquisition Corp. Class A(7)	36,115	369
Corsair Partnering Corp. Class A(7)	167,948	1,740
DHC Acquisition Corp. Class A(7)	17,670	181
Direct Selling Acquisition Corp. Class A(7)	17,638	188
Distoken Acquisition Corp.(7)	34,215	353
DUET Acquisition Corp. Class A(7)	20,404	214
Dune Acquisition Corp. Class A(7)	23,015	229
EF Hutton Acquisition Corp. I(7)	20,208	210
Elliott Opportunity II Corp. Class A(7)	297,901	3,086
Embrace Change Acquisition Corp.(7)	15,932	169
Enphys Acquisition Corp.(7)	145,997	1,517
Enterprise 4.0 Technology Acquisition Corp.(7)	7,971	85
ESH Acquisition Corp.(7)	25,365	257
EVe Mobility Acquisition Corp. Class A(7)	15,316	161
Everest Consolidator Acquisition Corp.(7)	24,018	256
ExcelFin Acquisition Corp. Class A(7)	13,117	136
FAST Acquisition Corp. II Class A(7)	20,115	209
Feutune Light Acquisition Corp. Class A(7)	8,687	91
Focus Impact Acquisition Corp. Class A(7)	33,274	352
Forbion European Acquisition Corp. Class A(7)	27,947	300
Forest Road Acquisition Corp. II Class A(7)	139,040	1,425
Fortune Rise Acquisition Corp.(7)	130,088	1,400
Freedom Acquisition I Corp. Class A(7)	35,846	380
Frontier Investment Corp. Class A(7)	11,218	116
FTAC Emerald Acquisition Corp. Class A(7)	49,790	516
FTAC Zeus Acquisition Corp. Class A(7)	169,080	1,763
Fusion Acquisition Corp. II Class A(7)	24,143	251
Galata Acquisition Corp. Class A(7)	16,832	173
Global Partner Acquisition Corp. II Class A(7)	509	5
Global Systems Dynamics, Inc. Class A(7)	18,413	198
Goal Acquisitions Corp.(7)	138,123	1,434
GoGreen Investments Corp.(7)	64,611	687
Golden Star Acquisition Corp.(7)	19,932	208
Gores Holdings IX, Inc. Class A(7)	248,417	2,546
Graf Acquisition Corp. IV(7)	9,192	95
Growth For Good Acquisition Corp.(7)	83,078	867
Hainan Manaslu Acquisition Corp.(7)	68,000	719
Hawks Acquisition Corp. Class A(7)	74,517	764
HCM Acquisition Corp. Class A(7)	33,834	360
Healthcare AI Acquisition Corp. Class A(7)	7,819	83
Healthwell Acquisition Corp. I Class A(7)	10,737	110
Heartland Media Acquisition Corp. Class A(7)	58,101	612
HH&L Acquisition Co. Class A(7)	56,904	596
Iconic Sports Acquisition Corp. Class A(7)	22,834	243
Infinite Acquisition Corp. Class A(7)	104,123	1,101
InFinT Acquisition Corp. Class A(7)	13,143	142
Inflection Point Acquisition Corp. II(7)	29,838	302
Insight Acquisition Corp. Class A(7)	14,398	150
Integral Acquisition Corp. 1 Class A(7)	12,204	128
Investcorp Europe Acquisition Corp. I Class A(7)	114,652	1,222
Investcorp India Acquisition Corp. Class A(7)	58,692	628
Jaguar Global Growth Corp. I Class A(7)	127,996	1,352
Jupiter Acquisition Corp. Class A(7)	18,658	191
Kensington Capital Acquisition Corp. V Class A(7)	81,650	862
Kernel Group Holdings, Inc. Class A(7)	33,002	347
Learn CW Investment Corp. Class A(7)	70,838	743
Liberty Resources Acquisition Corp. Class A(7)	15,974	173

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares/Units	Value
Live Oak Crestview Climate Acquisition Corp. Class A(7)	45,457	$ 466
M3-Brigade Acquisition III Corp. Class A(7)	80,238	838
Magnum Opus Acquisition Ltd. Class A(7)	31,417	328
Maquia Capital Acquisition Corp. Class A(7)	14,696	162
Mars Acquisition Corp.(7)	117,007	1,213
Metal Sky Star Acquisition Corp.(7)	62,257	753
Monterey Capital Acquisition Corp. Class A(7)	36,634	383
Mountain & Co. I Acquisition Corp.(7)	77,015	837
Nabors Energy Transition Corp. Class A(7)	75,458	801
Newbury Street Acquisition Corp.(7)	57,098	591
Nubia Brand International Corp. Class A(7)	35,345	376
Oak Woods Acquisition Corp. Class A(7)	24,485	251
Papaya Growth Opportunity Corp. I Class A(7)	55,496	588
Patria Latin American Opportunity Acquisition Corp.(7)	83,719	899
Pearl Holdings Acquisition Corp. Class A(7)	101,260	1,069
Perception Capital Corp. II Class A(7)	63,199	693
Plum Acquisition Corp. I Class A(7)	73,631	775
Portage Fintech Acquisition Corp. Class A(7)	77,497	805
Power & Digital Infrastructure Acquisition II Corp. Class A(7)	1,620	17
Prime Number Acquisition I Corp. Class A(7)	34,859	367
Project Energy Reimagined Acquisition Corp.(7)	69,561	721
PROOF Acquisition Corp. I Class A(7)	66,010	696
Pyrophyte Acquisition Corp. Class A(7)	9,608	102
Quadro Acquisition One Corp. Class A(7)	5,400	57
Redwoods Acquisition Corp.(7)	35,922	376
Rigel Resource Acquisition Corp. Class A(7)	191,186	2,050
Rose Hill Acquisition Corp. Class A(7)	8,846	103
Ross Acquisition Corp. II Class A(7)	39,270	413
Roth CH Acquisition V Co.(7)	16,901	174
Screaming Eagle Acquisition Corp. Class A(7)	306,789	3,166
SDCL EDGE Acquisition Corp. Class A(7)	11,051	115
Seaport Global Acquisition II Corp. Class A(7)	47,833	498
SHUAA Partners Acquisition Corp. I Class A(7)	16,183	173
SILVERspac, Inc. Class A(7)	42,208	439
SK Growth Opportunities Corp. Class A(7)	84,876	899
Slam Corp. Class A(7)	160,816	1,719
Social Capital Suvretta Holdings Corp. II Class A(7)	173,736	1,799
Social Capital Suvretta Holdings Corp. IV Class A(7)	173,736	1,798
Southport Acquisition Corp.(7)	111,437	1,169
Spree Acquisition Corp. 1 Ltd.(7)	6,549	70
Spring Valley Acquisition Corp. II(7)	6,495	1
Spring Valley Acquisition Corp. II Class A(7)	55,423	584
Springwater Special Situations Corp.(7)	54,751	566
Target Global Acquisition I Corp. Class A(7)	92,335	982
TenX Keane Acquisition Class A(7)	19,217	202
Thunder Bridge Capital Partners IV, Inc. Class A(7)	41,066	423
TKB Critical Technologies 1 Class A(7)	56,016	593
TMT Acquisition Corp.(7)	21,997	8
TMT Acquisition Corp. Class A(7)	30,067	309
TortoiseEcofin Acquisition Corp. III Class A(7)	113,116	1,171
Tristar Acquisition I Corp. Class A(7)	90,066	943
Twelve Seas Investment Co. II Class A(7)	27,514	283
Twin Ridge Capital Acquisition Corp. Class A(7)	41,501	444
UTA Acquisition Corp. Class A(7)	211,965	2,240
Vahanna Tech Edge Acquisition I Corp. Class A(7)	31,119	331
Valuence Merger Corp. I Class A(7)	3,246	35
Viscogliosi Brothers Acquisition Corp.(7)	9,784	102
Viveon Health Acquisition Corp.(7)	8,292	91
Waverley Capital Acquisition Corp. 1 Class A(7)	70,678	733
XPAC Acquisition Corp. Class A(7)	155,415	1,612
	Shares/Units	Value
Zalatoris Acquisition Corp.(7)	26,388	$ 273
Total Special Purpose Acquisition Companies (Identified Cost $96,437)		98,575

	Shares
Purchased Options—0.3%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $1,373)		962

Escrow Notes—2.1%
Financials—2.1%
Altaba, Inc. Escrow(7)	3,328,036	7,787
Pershing Square Escrow(7)	44,373	9
		7,796

Industrials—0.0%
AMR Corp. Escrow(5)(7)	28,850	1
Total Escrow Notes (Identified Cost $5,386)		7,797

Master Limited Partnerships and Related Companies—1.9%
Downstream/Other—1.9%
Magellan Midstream Partners LP(2)	112,021	6,981
Total Master Limited Partnerships and Related Companies (Identified Cost $6,835)		6,981

Total Long-Term Investments—97.7% (Identified Cost $362,872)		357,528

Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.979%)(9)	12,038,129	12,038
Total Short-Term Investment (Identified Cost $12,038)		12,038

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—101.0% (Identified Cost $374,910)		369,566

Securities Sold Short—(3.9)%

	Par Value
U.S. Government Security—(0.2)%
U.S. Treasury Notes 3.250%, 6/30/29	$ (578)	(553)
Total U.S. Government Security (Identified Proceeds $(590))		(553)

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—(3.7)%
Energy—(2.3)%
Chevron Corp.	(24,421)	$ (3,842)
ONEOK, Inc.	(74,719)	(4,612)
		(8,454)

Health Care—(1.3)%
Globus Medical, Inc. Class A(7)	(78,541)	(4,676)
Information Technology—(0.0)%
Broadcom, Inc.	(134)	(116)
Real Estate—(0.1)%
Regency Centers Corp.	(5,075)	(314)
Total Common Stocks (Identified Proceeds $(12,982))		(13,560)

Total Securities Sold Short (Identified Proceeds $(13,572))		(14,113)

Written Options—(1.5)%
(See open written options schedule)
Total Written Options (Premiums Received $5,487)		(5,557)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.6% (Identified Cost $355,851)		$ 349,896
Other assets and liabilities, net—4.4%		16,075
NET ASSETS—100.0%		$ 365,971

Abbreviations:
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $65,556 or 17.9% of net assets.
(2)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $47,115.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Non-income producing.
(8)	Amount is less than $500 (not in thousands).
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	64%
Cayman Islands	19
Ireland	6
Canada	4
Netherlands	2
France	2
Luxembourg	1
Other	2
Total	100%
†% of total investments, net of securities sold short and written options, as of June 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Open purchased options contracts as of June 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Baxter International, Inc.	1,029	$3,859	$ 37.50	08/18/23	$ 21
Chinook Therapeutics, Inc.	1	3	25.00	10/20/23	— (3)
Chinook Therapeutics, Inc.	2	6	30.00	12/15/23	— (3)
Chinook Therapeutics, Inc.	3	8	25.00	01/19/24	— (3)
DICE Therapeutics, Inc.	7	24	35.00	01/19/24	— (3)
Endeavor Group Holdings, Inc.	1,554	3,108	20.00	08/18/23	23
Fidelity National Information Services, Inc.	680	3,060	45.00	07/21/23	7
Horizon Therapeutics plc	171	1,710	100.00	08/18/23	24
IVERIC bio, Inc.	421	1,263	30.00	09/15/23	8
Kellogg Co.	1,130	6,780	60.00	09/15/23	34
Seagen, Inc.	183	3,477	190.00	06/21/24	282
Siemens AG	355	4,970	140.00	08/18/23	60
SPDR S&P 500® ETF Trust	226	9,831	435.00	07/21/23	38
Teck Resources Ltd.	169	591	35.00	07/21/23	1
Teck Resources Ltd.	496	1,835	37.00	07/21/23	8
Teck Resources Ltd.	236	897	38.00	07/21/23	4
Teck Resources Ltd.	164	607	37.00	08/18/23	9
Teck Resources Ltd.	393	1,572	40.00	08/18/23	57
Teck Resources Ltd.	458	1,511	33.00	09/15/23	15
Thyssenkrupp AG	3,549	2,200	6.20	08/18/23	50
Thyssenkrupp AG	2,409	1,494	6.20	09/15/23	53
Vale S.A.	1,011	1,314	13.00	07/21/23	24
Vale S.A.	636	700	11.00	08/18/23	6
Vale S.A.	636	763	12.00	08/18/23	14
Vale S.A.	749	974	13.00	08/18/23	40
Vodafone Group plc	3,124	3,124	10.00	07/21/23	184
Total Purchased Options					$962
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Open written options contracts as of June 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	(230)	$(1,610)	$ 70.00	07/21/23	$ (334)
Activision Blizzard, Inc.	(489)	(3,423)	70.00	08/18/23	(739)
Activision Blizzard, Inc.	(801)	(5,807)	72.50	08/18/23	(1,012)
Activision Blizzard, Inc.	(310)	(2,325)	75.00	08/18/23	(324)
Amedisys, Inc.	(202)	(1,818)	90.00	09/15/23	(69)
Baxter International, Inc.	(1,029)	(4,373)	42.50	08/18/23	(428)
Chinook Therapeutics, Inc.	(1)	(4)	40.00	01/19/24	(—) (3)
DICE Therapeutics, Inc.	(45)	(225)	50.00	01/19/24	(—) (3)
Endeavor Group Holdings, Inc.	(1,554)	(3,496)	22.50	08/18/23	(305)
Fidelity National Information Services, Inc.	(680)	(3,400)	50.00	07/21/23	(343)
Horizon Therapeutics plc	(73)	(767)	105.00	07/21/23	(7)
Horizon Therapeutics plc	(171)	(1,966)	115.00	08/18/23	(3)
IVERIC bio, Inc.	(740)	(2,960)	40.00	09/15/23	(7)
Kellogg Co.	(1,130)	(7,345)	65.00	09/15/23	(438)
Prometheus Biosciences, Inc.	(293)	(5,860)	200.00	01/19/24	—
Radius Global Infrastructure, Inc.	(249)	(374)	15.00	08/18/23	(3)
Radius Global Infrastructure, Inc.	(32)	(48)	15.00	01/19/24	(—) (3)
Seagen, Inc.	(70)	(1,330)	190.00	07/21/23	(37)
Seagen, Inc.	(17)	(315)	185.00	08/18/23	(18)
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Open written options contracts as of June 30, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Seagen, Inc.	(128)	$(2,432)	$190.00	08/18/23	$ (101)
Siemens AG	(139)	(2,085)	150.00	08/18/23	(108)
Siemens AG	(216)	(3,283)	152.00	08/18/23	(139)
SPDR S&P 500® ETF Trust	(87)	(3,828)	440.00	07/21/23	(60)
Teck Resources Ltd.	(169)	(659)	39.00	07/21/23	(60)
Teck Resources Ltd.	(236)	(991)	42.00	07/21/23	(36)
Teck Resources Ltd.	(116)	(499)	43.00	07/21/23	(12)
Teck Resources Ltd.	(164)	(672)	41.00	08/18/23	(49)
Teck Resources Ltd.	(393)	(1,769)	45.00	08/18/23	(51)
Teck Resources Ltd.	(458)	(1,695)	37.00	09/15/23	(292)
Thyssenkrupp AG	(3,549)	(2,449)	6.90	08/18/23	(229)
Thyssenkrupp AG	(2,409)	(1,638)	6.80	09/15/23	(205)
Vale S.A.	(1,011)	(1,517)	15.00	07/21/23	(8)
Vale S.A.	(2,021)	(3,031)	15.00	08/18/23	(44)
					(5,461)
Put Options(2)
Horizon Therapeutics plc	(171)	(1,368)	80.00	08/18/23	(5)
Seagen, Inc.	(183)	(2,653)	145.00	06/21/24	(80)
SPDR S&P 500® ETF Trust	(226)	(9,492)	420.00	07/21/23	(11)
					(96)
Total Written Options					$ (5,557)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of June 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	4,411	EUR	4,059	GS	08/24/23	$—	$ (30)
USD	1,707	EUR	1,548	JPM	08/25/23	13	—
USD	5,867	EUR	5,371	GS	08/29/23	—	(12)
USD	57	CAD	76	JPM	09/07/23	—	— (1)
USD	717	EUR	650	GS	09/13/23	5	—
USD	910	EUR	830	JPM	09/13/23	1	—
USD	3,948	EUR	3,600	JPM	09/20/23	3	—
USD	356	JPY	46,273	JPM	09/21/23	31	—
USD	435	DKK	2,954	GS	10/04/23	—	— (1)
USD	994	EUR	914	GS	10/04/23	—	(9)
USD	2,709	CAD	3,646	JPM	10/13/23	—	(48)
USD	296	EUR	270	GS	10/19/23	—	— (1)
USD	412	EUR	376	JPM	10/19/23	—	— (1)
USD	2,553	AUD	3,790	GS	12/05/23	18	—
USD	1,147	GBP	924	JPM	12/06/23	—	(26)
USD	358	EUR	329	JPM	12/22/23	—	(4)
USD	1,965	JPY	276,395	GS	12/26/23	—	(7)
USD	5,695	GBP	4,543	GS	12/27/23	—	(71)
Total						$71	$(207)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2023 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Abiomed, Inc.(3)	Pay	5.820% (0.750% + OBFR)	1 Month	BAML	01/30/24	$ —(4)	$ 8	$ 8	$ —
Aerojet Rocketdyne Holdings, Inc.	Pay	5.440% (0.380% + OBFR)	3 Month	JPM	06/03/24	2,409	(70)	—	(70)
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.860% (0.800% + OBFR)	3 Month	JPM	03/25/24	431	19	19	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.860% (0.800% + OBFR)	3 Month	JPM	03/28/24	232	8	8	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.860% (0.800% + OBFR)	3 Month	JPM	04/08/24	207	4	4	—
Bristol-Myers Squibb Co.(3),(5)	Pay	5.820% (0.750% + OBFR)	1 Month	BAML	03/04/24	— (4)	31	31	—
Brookfield Property Preferred LP	Pay	5.810% (0.750% + OBFR)	1 Month	BAML	01/08/24	64	(2)	—	(2)
Cazoo Group Ltd.	Pay	5.820% (0.750% + OBFR)	1 Month	BAML	10/23/23	22	(20)	—	(20)
Cazoo Group Ltd.	Pay	5.810% (0.750% + OBFR)	1 Month	BAML	01/29/24	4	(2)	—	(2)
Chr. Hansen Holding A/S	Pay	5.670% (0.610% + OBFR)	1 Month	GS	02/19/24	1,148	(64)	—	(64)
Chr. Hansen Holding A/S	Pay	5.620% (0.550% + OBFR)	3 Month	JPM	08/05/24	48	— (4)	—	— (4)
Dechra Pharmaceuticals plc	Pay	5.670% (0.610% + OBFR)	1 Month	GS	05/27/24	5,237	44	44	—
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	09/18/23	70	(16)	—	(16)
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	09/19/23	204	(45)	—	(45)
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	09/22/23	27	(6)	—	(6)
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	09/25/23	37	(8)	—	(8)
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	09/26/23	5	(1)	—	(1)
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	10/02/23	46	(9)	—	(9)
Emis Group plc	Pay	5.510% (0.450% + OBFR)	3 Month	JPM	10/05/23	666	(124)	—	(124)
Invesco Dynamic	Pay	5.670% (0.610% + OBFR)	1 Month	GS	03/27/24	85	(3)	—	(3)
Invesco Dynamic	Pay	5.440% (0.380% + OBFR)	3 Month	JPM	01/01/24	296	(7)	—	(7)
Invesco Dynamic	Pay	5.440% (0.380% + OBFR)	3 Month	JPM	02/12/24	— (4)	9	9	—
Invesco Dynamic	Pay	5.440% (0.380% + OBFR)	3 Month	JPM	05/21/24	— (4)	9	9	—
Invesco Senior Income Trust	Pay	5.860% (0.800% + OBFR)	3 Month	JPM	03/25/24	442	(1)	—	(1)
Invesco Senior Income Trust	Pay	5.860% (0.800% + OBFR)	3 Month	JPM	03/27/24	125	(3)	—	(3)
Invesco Senior Income Trust	Pay	5.860% (0.800% + OBFR)	3 Month	JPM	03/28/24	371	(9)	—	(9)
JSR Corp.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	07/30/24	1,821	(11)	—	(11)
Kellogg Co.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	05/10/24	3,038	(37)	—	(37)
Majorel Group Luxembourg S.A.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	07/22/24	283	3	3	—
Majorel Group Luxembourg S.A.	Pay	5.610% (0.550% + OBFR)	3 Month	JPM	07/29/24	40	— (4)	— (4)	—
Majorel Group Luxembourg S.A.	Pay	5.610% (0.550% + OBFR)	3 Month	JPM	08/05/24	352	— (4)	— (4)	—
Newcrest Mining Ltd.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	05/27/24	1,212	(94)	—	(94)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.440% (0.380% + OBFR)	3 Month	JPM	10/23/23	871	10	10	—
Origin Energy Ltd.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	04/16/24	4,097	79	79	—
Saba Capital Income & Opportunities Fund	Pay	5.670% (0.610% + OBFR)	1 Month	GS	03/27/24	234	(11)	—	(11)
Saba Capital Income & Opportunities Fund	Pay	5.440% (0.380% + OBFR)	3 Month	JPM	07/22/24	75	(1)	—	(1)
Siemens AG	Pay	5.670% (0.610% + OBFR)	1 Month	GS	07/23/24	5,928	(25)	—	(25)
SimCorp A/S	Pay	5.670% (0.610% + OBFR)	1 Month	GS	07/29/24	426	— (4)	—	— (4)
SLM Corp.	Pay	5.440% (0.380% + OBFR)	3 Month	JPM	10/23/23	2,075	(134)	—	(134)
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2023 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value (2)	Unrealized Appreciation	Unrealized Depreciation
Telenet Group Holding N.V.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	04/24/24	$ 935	$ 16	$ 16	$ —
Thyssenkrupp AG	Pay	5.670% (0.610% + OBFR)	1 Month	GS	07/12/24	4,549	103	103	—
Toshiba Corp.	Pay	5.610% (0.550% + OBFR)	3 Month	JPM	07/22/24	259	(6)	—	(6)
Univar Solutions, Inc.	Pay	5.670% (0.610% + OBFR)	1 Month	GS	05/13/24	8,259	95	95	—
Vivendi SE	Pay	5.670% (0.610% + OBFR)	1 Month	GS	05/20/24	706	(114)	—	(114)
Vivendi SE	Pay	5.610% (0.550% + OBFR)	3 Month	JPM	11/28/23	862	88	88	—
Willis Towers Watson plc	Pay	5.670% (0.610% + OBFR)	1 Month	GS	11/27/23	672	32	32	—
							(265)	558	(823)
Short Total Return Swap Contracts
Aon plc	Receive	4.710% ((0.350)% + OBFR)	1 Month	GS	01/15/24	(330)	(36)	—	(36)
Broadcom, Inc.	Receive	4.660% ((0.400)% + OBFR)	1 Month	BAML	10/12/23	(3,843)	(2,698)	—	(2,698)
Broadcom, Inc.	Receive	4.710% ((0.350)% + OBFR)	1 Month	GS	01/15/24	(933)	(487)	—	(487)
Extra Space Storage, Inc.	Receive	4.710% ((0.350)% + OBFR)	1 Month	GS	07/15/24	(4,164)	(122)	—	(122)
Newmont Corp.	Receive	4.710% ((0.350)% + OBFR)	1 Month	GS	06/24/24	(1,394)	(22)	—	(22)
Novozymes A/S	Receive	4.710% ((0.350)% + OBFR)	1 Month	GS	02/19/24	(1,232)	116	116	—
Novozymes A/S	Receive	4.570% ((0.500)% + OBFR)	3 Month	JPM	08/05/24	(49)	— (4)	— (4)	—
Pan American Silver Corp.	Receive	4.660% ((0.400)% + OBFR)	1 Month	BAML	01/08/24	(266)	33	33	—
							(3,216)	149	(3,365)
Total							$ (3,481)	$707	$ (4,188)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$ 75,343	$ —	$ 75,343	$ —
Leveraged Loans	10,103	—	10,103	— (1)
Convertible Bonds and Notes	11,084	—	11,084	—
Equity Securities:
Common Stocks	139,925	139,925	—	—
Closed-End Funds	3,942	3,942	—	—
Preferred Stocks	2,042	2,042	—	—
Master Limited Partnerships and Related Companies	6,981	6,981	—	—
Rights	405	164	29	212
Escrow Notes	7,797	—	7,796	1
Warrants	369	233	—	136 (1)
Special Purpose Acquisition Companies	98,575	94,894	3,681	— (1)
Money Market Mutual Fund	12,038	12,038	—	—
Other Financial Instruments:
Purchased Options	962	902	60	—
Forward Foreign Currency Exchange Contracts	71	—	71	—
Over-the-Counter Total Return Swaps	707	—	668	39
Total Assets	370,344	261,121	108,835	388
Liabilities:
Securities Sold Short:
Common Stocks	(13,560)	(13,560)	—	—
U.S. Government Security	(553)	—	(553)	—
Other Financial Instruments:
Written Options	(5,557)	(4,302)	(1,255)	—
Forward Foreign Currency Exchange Contracts	(207)	—	(207)	—
Over-the-Counter Total Return Swaps	(4,188)	—	(4,188)	—
Total Liabilities	(24,065)	(17,862)	(6,203)	—
Total Investments, Net of Securities Sold Short and Written Options	$346,279	$243,259	$102,632	$388

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $9 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Over-the-counter total return swaps held by the Fund with an end of period value of $8 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Assets
Investment in securities at value(1)(2)	$ 2,944,253	$ 60,277	$ 369,566
Investment in affiliates at value(3)	398,634	—	—
Foreign currency at value(4)	17	— (a)	2
Cash	44,376	674	3,833
Due from broker for swap contracts	295	31	384
Cash pledged as collateral for derivatives and securities sold short	197,180	411	24,968
Over-the-counter swaps at value	3,528	146	707
Unrealized appreciation on forward foreign currency exchange contracts	554	14	71
Receivables
Investment securities sold	2,566	394	4,231
Fund shares sold	1,897	201	721
Dividends and interest	5,779	603	1,784
Tax reclaims	947	—	42
Securities lending income	5	— (a)	— (a)
Prepaid Trustees’ retainer	72	1	8
Prepaid expenses	112	28	115
Other assets	78	1	8
Total assets	3,600,293	62,781	406,440
Liabilities
Cash received as collateral for derivatives	60	—	218
Written options at value(5)	27,258	—	5,557
Securities sold short at value(6)	116,737	381	14,113
Over-the-counter swaps at value	44,111	24	4,188
Unrealized depreciation on forward foreign currency exchange contracts	1,574	14	207
Payables
Fund shares repurchased	4,997	—	90
Investment securities purchased	41,789	2,536	15,587
Collateral on securities loaned	340	—	—
Investment advisory fees	2,527	52	330
Distribution and service fees	136	— (a)	4
Administration and accounting fees	283	6	31
Transfer agent and sub-transfer agent fees and expenses	612	9	91
Professional fees	79	25	44
Trustee deferred compensation plan	78	1	8
Interest expense and/or commitment fees	7	— (a)	1
Total liabilities	240,588	3,048	40,469
Net Assets	$ 3,359,705	$ 59,733	$ 365,971
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 3,426,809	$ 60,418	$ 379,966
Accumulated earnings (loss)	(67,104)	(685)	(13,995)
Net Assets	$ 3,359,705	$ 59,733	$ 365,971
Net Assets:
Class A	$ 656,414	$ 1,398	$ 19,766
Class I	$ 2,703,291	$ 58,335	$ 346,205
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	39,315,167	124,685	1,922,017
Class I	163,418,400	5,321,133	33,387,408
Net Asset Value and Redemption Price Per Share:(b)
Class A	$ 16.70	$ 11.21	$ 10.28
Class I	$ 16.54	$ 10.96	$ 10.37
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Maximum Offering Price Per Share (NAV/(1-5.50%)):
Class A	$ 17.67	$ 11.86	$ 10.88
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 2,925,882	$ 61,236	$ 374,910
(2) Market value of securities on loan	$ 329	$ —	$ —
(3) Investment in affiliated funds at cost	$ 385,380	$ —	$ —
(4) Foreign currency at cost	$ 16	$ —(a)	$ 2
(4) Written options premiums received	$ 23,829	$ —	$ 5,487
(6) Securities sold short proceeds	$ 111,950	$ 406	$ 13,572

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2023
($ reported in thousands)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Investment Income
Dividends	$ 11,999	$ 124	$ 1,026
Interest	10,460	1,441	3,946
Securities lending, net of fees	83	1	5
Foreign taxes withheld	(129)	—	(20)
Total investment income	22,413	1,566	4,957
Expenses
Investment advisory fees	18,957	297	2,152
Distribution and service fees, Class A	866	2	24
Administration and accounting fees	1,930	34	180
Transfer agent fees and expenses	835	13	74
Sub-transfer agent fees and expenses, Class A	435	1	12
Sub-transfer agent fees and expenses, Class I	1,334	21	220
Custodian fees	4	1	2
Printing fees and expenses	97	1	9
Professional fees	92	22	32
Interest expense and/or commitment fees	17	— (1)	4
Registration fees	84	21	30
Trustees’ fees and expenses	165	2	13
Miscellaneous expenses	239	9	26
Total expenses	25,055	424	2,778
Dividend and interest expense on securities sold short	920	6	119
Total expenses, including dividend and interest expense on securities sold short	25,975	430	2,897
Less net expenses reimbursed and/or waived by investment adviser(2)	(1,853)	—	(93)
Less low balance account fees	— (1)	—	—
Plus net expenses recaptured(2)	—	34	—
Net expenses	24,122	464	2,804
Net investment income (loss)	(1,709)	1,102	2,153
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated Investments	(4,802)	(769)	(4,873)
Affiliated Investments	3,102	—	—
Securities sold short	2,155	— (1)	(279)
Foreign currency transactions	33	(1)	2
Forward foreign currency exchange contracts	(1,468)	—	(268)
Written options	6,656	—	4,112
Swaps	(2,455)	(199)	(3,071)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	3,817	2,413	3,689
Affiliated Investments	13,254	—	—
Securities sold short	(5,596)	— (1)	(685)
Foreign currency transactions	13	— (1)	2
Forward foreign currency exchange contracts	(694)	— (1)	(6)
Written options	(6,519)	—	445
Swaps	(42,506)	356	(799)
Net realized and unrealized gain (loss) on investments	(35,010)	1,800	(1,731)
Net increase (decrease) in net assets resulting from operations	$(36,719)	$2,902	$ 422

(1)	Amount is less than $500 (not in thousands).
(2)	See Notes 4C and 4D in the Notes to Financial Statements.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	The Merger Fund		Westchester Credit Event Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (1,709)	$ 6,815	$ 1,102	$ 1,478
Net realized gain (loss)	3,221	251,178	(969)	(133)
Net change in unrealized appreciation (depreciation)	(38,231)	(217,598)	2,769	(3,541)
Increase (decrease) in net assets resulting from operations	(36,719)	40,395	2,902	(2,196)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(25,339)	—	(3)
Class I	—	(164,411)	—	(1,380)
Total dividends and distributions to shareholders	—	(189,750)	—	(1,383)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(73,526)	(93,584)	57	754
Class I	(797,458)	240,443	175	40,521
Increase (decrease) in net assets from capital transactions	(870,984)	146,859	232	41,275
Net increase (decrease) in net assets	(907,703)	(2,496)	3,134	37,696
Net Assets
Beginning of period	4,267,408	4,269,904	56,599	18,903
End of Period	$ 3,359,705	$ 4,267,408	$ 59,733	$ 56,599
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Westchester Event-Driven Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,153	$ 4,271
Net realized gain (loss)	(4,377)	2,675
Net change in unrealized appreciation (depreciation)	2,646	(17,358)
Increase (decrease) in net assets resulting from operations	422	(10,412)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class I	—	(650)
Total dividends and distributions to shareholders	—	(650)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	520	(17,480)
Class I	35,322	26,542
Increase (decrease) in net assets from capital transactions	35,842	9,062
Net increase (decrease) in net assets	36,264	(2,000)
Net Assets
Beginning of period	329,707	331,707
End of Period	$ 365,971	$ 329,707
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

The Merger Fund
Class A
1/1/23 to 6/30/23(6)	$16.88	(0.03)	(0.15)	(0.18)	—	—	—	(0.18)	$16.70	(1.07) %	$ 656,414	1.51% (7)	1.61%	(0.32) %	105%
1/1/22 to 12/31/22	17.35	(0.02)	0.14	0.12	(0.14)	(0.45)	(0.59)	(0.47)	16.88	0.71	737,427	1.50 (7)	1.59	(0.14)	196
1/1/21 to 12/31/21	17.43	(0.10) (8)	0.07	(0.03)	— (9)	(0.05)	(0.05)	(0.08)	17.35	(0.19)	851,000	1.54 (7)	1.61	(0.59)	162
1/1/20 to 12/31/20	17.17	(0.04) (8)	0.88	0.84	(0.13)	(0.45)	(0.58)	0.26	17.43	4.87	920,000	1.49 (7)	1.51	(0.22)	188
1/1/19 to 12/31/19	16.42	0.09 (8)	0.89	0.98	(0.05)	(0.18)	(0.23)	0.75	17.17	5.96	1,031,000	2.01 (7)(10)	2.03 (10)	0.52	167
1/1/18 to 12/31/18	15.94	0.18 (8)	1.05	1.23	(0.19)	(0.56)	(0.75)	0.48	16.42	7.68	1,265,000	1.91 (7)	1.94	1.08	155
Class I
1/1/23 to 6/30/23(6)	$16.70	— (9)	(0.16)	(0.16)	—	—	—	(0.16)	$16.54	(0.96) %	$2,703,291	1.22% (11)	1.32%	(0.04) %	105%
1/1/22 to 12/31/22	17.32	0.04	0.13	0.17	(0.34)	(0.45)	(0.79)	(0.62)	16.70	1.01	3,529,981	1.21 (11)	1.32	0.22	196
1/1/21 to 12/31/21	17.35	(0.05) (12)	0.07	0.02	— (9)	(0.05)	(0.05)	(0.03)	17.32	0.10	3,419,099	1.25 (11)	1.31	(0.30)	162
1/1/20 to 12/31/20	17.10	0.01 (12)	0.87	0.88	(0.18)	(0.45)	(0.63)	0.25	17.35	5.15	2,709,370	1.20 (11)	1.22	0.07	188
1/1/19 to 12/31/19	16.30	0.14 (12)	0.89	1.03	(0.05)	(0.18)	(0.23)	0.80	17.10	6.32	2,161,001	1.72 (10)(11)	1.74 (10)	0.81	167
1/1/18 to 12/31/18	15.83	0.23 (12)	1.03	1.26	(0.23)	(0.56)	(0.79)	0.47	16.30	7.98	1,496,116	1.61 (11)	1.64	1.38	155

Westchester Credit Event Fund
Class A
1/1/23 to 6/30/23(6)	$10.69	0.19	0.33	0.52	—	—	—	0.52	$11.21	4.86%	$ 1,398	1.81% (13)(14)(15)	1.81%	3.47%	102%
1/1/22 to 12/31/22	11.31	0.21	(0.81)	(0.60)	—	(0.02)	(0.02)	(0.62)	10.69	(5.28)	1,278	1.90 (14)(15)(16)	1.78	1.89	151
1/1/21 to 12/31/21	11.99	(0.02) (17)	0.90	0.88	(0.29)	(1.27)	(1.56)	(0.68)	11.31	7.36	870	2.21 (15)	2.88	(0.19)	198
1/1/20 to 12/31/20	10.43	— (9)(17)	1.67	1.67	(0.03)	(0.08)	(0.11)	1.56	11.99	15.99 (18)	78	4.20 (15)	5.69	0.01	208
1/1/19 to 12/31/19	9.54	0.19 (17)	1.01	1.20	(0.27)	(0.04)	(0.31)	0.89	10.43	12.60	463	2.13 (15)	5.63	1.77	106
1/1/18 to 12/31/18	10.00	0.12 (17)	(0.44)	(0.32)	(0.14)	—	(0.14)	(0.46)	9.54	(3.23)	38	1.98 (15)	6.56	1.19	192
Class I
1/1/23 to 6/30/23(6)	$10.44	0.20	0.32	0.52	—	—	—	0.52	$10.96	4.98%	$ 58,335	1.56% (13)(14)(16)(19)	1.44%	3.72%	102%
1/1/22 to 12/31/22	11.25	0.33	(0.88)	(0.55)	(0.24)	(0.02)	(0.26)	(0.81)	10.44	(4.87)	55,321	1.65 (14)(16)(19)	1.52	3.05	151
1/1/21 to 12/31/21	11.91	0.01 (20)	0.89	0.90	(0.29)	(1.27)	(1.56)	(0.66)	11.25	7.57	18,033	1.96 (19)	2.63	0.06	198
1/1/20 to 12/31/20	10.46	0.03 (20)	1.63	1.66	(0.13)	(0.08)	(0.21)	1.45	11.91	15.99 (18)	9,824	3.95 (19)	5.44	0.26	208
1/1/19 to 12/31/19	9.55	0.21 (20)	1.02	1.23	(0.28)	(0.04)	(0.32)	0.91	10.46	12.87	4,698	1.88 (19)	5.38	2.02	106
1/1/18 to 12/31/18	10.00	0.14 (20)	(0.43)	(0.29)	(0.16)	—	(0.16)	(0.45)	9.55	(2.93)	3,744	1.73 (19)	6.24	1.44	192

Westchester Event-Driven Fund
Class A
1/1/23 to 6/30/23(6)	$10.28	0.05	(0.05)	—	—	—	—	—	$10.28	0.10%	$ 19,766	1.86% (13)(21)	1.90%	1.00%	131%
1/1/22 to 12/31/22	10.60	0.07	(0.39)	(0.32)	—	—	—	(0.32)	10.28	(3.02)	19,240	1.87 (16)(21)	1.96	0.66	194
1/1/21 to 12/31/21	11.30	(0.05) (22)	0.23	0.18	(0.55)	(0.33)	(0.88)	(0.70)	10.60	1.57	37,426	1.94 (13)(21)	1.96	(0.42)	237
1/1/20 to 12/31/20	10.97	(0.01) (22)	0.70	0.69	(0.10)	(0.26)	(0.36)	0.33	11.30	6.30	23,298	1.99 (21)	1.99	(0.11)	320
1/1/19 to 12/31/19	10.12	0.03 (22)	1.05	1.08	(0.15)	(0.08)	(0.23)	0.85	10.97	10.73	19,352	2.35 (21)(23)	2.35 (23)	0.27	238
1/1/18 to 12/31/18	10.16	0.11 (22)	0.39	0.50	(0.41)	(0.13)	(0.54)	(0.04)	10.12	4.95	10,311	2.45 (21)	2.44	1.09	230
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Westchester Event-Driven Fund (Continued)
Class I
1/1/23 to 6/30/23(6)	$10.35	0.06	(0.04)	0.02	—	—	—	0.02	$10.37	0.19%	$ 346,205	1.60% (13)(16)(24)	1.66%	1.26%	131%
1/1/22 to 12/31/22	10.67	0.13	(0.43)	(0.30)	(0.02)	—	(0.02)	(0.32)	10.35	(2.79)	310,467	1.63 (16)(24)	1.71	1.27	194
1/1/21 to 12/31/21	11.37	(0.02) (25)	0.22	0.20	(0.57)	(0.33)	(0.90)	(0.70)	10.67	1.75	294,281	1.69 (13)(24)	1.71	(0.17)	237
1/1/20 to 12/31/20	11.01	0.01 (25)	0.71	0.72	(0.10)	(0.26)	(0.36)	0.36	11.37	6.55	236,865	1.74 (24)	1.74	0.14	320
1/1/19 to 12/31/19	10.14	0.06 (25)	1.06	1.12	(0.17)	(0.08)	(0.25)	0.87	11.01	11.13	199,251	2.10 (23)(24)	2.10 (23)	0.52	238
1/1/18 to 12/31/18	10.17	0.14 (25)	0.39	0.53	(0.43)	(0.13)	(0.56)	(0.03)	10.14	5.27	134,923	2.20 (24)	2.19	1.34	230

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2023, and the years ended December 31, 2022, 2021, 2020, 2019 and 2018 were 1.46%, and 1.46%, 1.46%, 1.47%, 1.48%*, and 1.50%, respectively.
*The amount for the year ended December 31, 2019 excludes 0.10% of legal expenses related to the settlement of an appraisal right.
(8)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the years ended December 31, 2021, 2020, 2019 and 2018 was $(0.09), $(0.04), $0.18, and $0.25, respectively.
(9)	Amount is less than $0.005 per share.
(10)	The amount for the year ended December 31, 2019 includes 0.10% of legal expenses related to the settlement of an appraisal right.
(11)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2023, and the years ended December 31, 2022, 2021, 2020, 2019 and 2018 were 1.17%, and 1.17%, 1.17%, 1.18%, 1.19%*, and 1.20%, respectively.
*The amount for the year ended December 31, 2019 excludes 0.10% of legal expenses related to the settlement of an appraisal right.
(12)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the years ended December 31, 2021, 2020, 2019 and 2018 was $(0.04), $0.02, $0.22 and $0.29, respectively.
(13)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(14)	The share class is currently under its expense limitation.
(15)	Ratio of net expenses excluding dividend and interest expense on securities sold short to average net assets was for the six months period ended June 30, 2023 and December 31, 2022 was 1.79% and 1.89%, respectively.
(16)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(17)	Net investment income (loss) before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the years ended December 31, 2021, 2020, 2019 and 2018 was $0.02, $0.23, $0.21 and $0.13, respectively.
(18)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(19)	Ratio of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2023 and December 31, 2022 was 1.54% and 1.64%, respectively.
(20)	Net investment income before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the years ended December 31, 2021, 2020, 2019 and 2018 was $0.05, $0.26, $0.23 and $0.15, respectively.
(21)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2023, and the years ended December 31, 2022, 2021, 2020, 2019 and 2018 were 1.78%, and 1.80%, 1.79%, 1.82%, 1.86%*, and 1.99%, respectively.
*The amount for the year ended December 31, 2019 excludes 0.03% of legal expenses related to the settlement of an appraisal right.
(22)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the periods ended December 31, 2021, 2020, 2019 and 2018 was $(0.03), $0.01, $0.08 and $0.16, respectively
(23)	The amount for the year ended December 31, 2019 includes 0.03% of legal expenses related to the settlement of an appraisal right.
(24)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2023, and the years ended December 31, 2022, 2021, 2020, 2019 and 2018 were 1.53%, and 1.55%, 1.54%, 1.57%, 1.61%*, and 1.74%, respectively.
*The amount for the year ended December 31, 2019 excludes 0.03% of legal expenses related to the settlement of an appraisal right.
(25)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the years ended December 31, 2021, 2020, 2019 and 2018 was $0.00, $0.03, $0.11, and $0.19, respectively.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023
Note 1. Organization
The Merger Fund is an open-end management investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of Westchester Credit Event Fund and Westchester Event-Driven Fund is a series of Virtus Event Opportunities Trust, an open-end management investment company established under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act.
The Merger Fund, Westchester Credit Event Fund and Westchester Event-Driven Fund (each a “Fund” and collectively, the “Funds”). Each Fund’s investment objective is outlined in its respective Fund Summary page.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
The Merger Fund	Seeks capital growth by engaging in merger arbitrage.
Westchester Credit Event Fund	Seeks to provide attractive risk-adjusted returns independent of market cycles.
Westchester Event-Driven Fund	Seeks to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments.
There is no guarantee that a Fund will achieve its objective(s).
Each Fund offers Class I and Class A Shares.
Class A shares are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
Each Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
     •    Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. A Fund may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Short Sales
Each Fund may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. Each Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Funds’ custodian. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Funds’ will realize a loss, and if the price declines during the period, the Funds will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Funds.
In addition, in accordance with the terms of its prime brokerage agreement, The Merger Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend and interest expense on securities sold short” on the Statements of Operations.
H.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
I.	Private Investment in a Public Equity (PIPE) with Special Purpose Acquisition Companies (SPAC)
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). Certain Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE), including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. PIPEs are valued based upon valuations of the underlying SPACs.
At six months ended June 30, 2023, the Fund had no commitments to purchase when-issued securities through PIPE transactions with SPACs.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
At June 30, 2023, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
The Merger Fund	$ 329	$ 329	$ —
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2023 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
The Merger Fund	Money Market Mutual Fund	$340
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short”.
During the six months ended June 30, 2023, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the six months ended June 30, 2023, each Fund invested in purchased call and put options contracts and written covered call and put options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
C.	Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the six months ended June 30, 2023, each Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. At June 30, 2023, the Funds did not hold swap baskets.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at June 30, 2023:

Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Asset Derivatives
Purchased options at value(1)	Equity contracts	$ 3,860	$ —	$ 962
Over-the-counter swaps at value (2)	Equity contracts	3,528	146	707
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	554	14	71
Total Assets		$ 7,942	$160	$ 1,740
Liability Derivatives
Over-the-counter swaps at value (2)	Equity contracts	$(44,111)	$ (24)	$(4,188)
Written options at value	Equity contracts	(27,258)	—	(5,557)
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	(1,574)	(14)	(207)
Total Liabilities		$(72,943)	$ (38)	$(9,952)

(1)	Amount included in Investment in securities at value.
(2)	Represents cumulative appreciation (depreciation) on swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for centrally cleared swap contracts. For OTC swap contracts, the value (including premiums) at June 30, 2023 is shown in the Statements of Assets and Liabilities.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended June 30, 2023:
Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net Realized Gain (Loss) from
Purchased options(1)	Equity contracts	$ (6,995)	$ —	$ (2,379)
Swaps	Equity contracts	(2,455)	(199)	(3,071)
Written options	Equity contracts	6,656	—	4,112
Forward foreign currency exchange contracts	Foreign currency contracts	(1,468)	—	(268)
Total		$ (4,262)	$ (199)	$ (1,606)
Net Change in Unrealized Appreciation (Depreciation) on
Purchased options(2)	Equity contracts	$ 1,518	$ —	$ 100
Swaps	Equity contracts	(42,506)	356	(799)
Written options	Equity contracts	(6,519)	—	445
Forward foreign currency exchange contracts	Foreign currency contracts	(694)	— (3)	(6)
Total		$ (48,201)	$ 356	$ (260)

(1)Amount included in Net realized gain (loss) on investments.
(2) Amount included in Net change in unrealized appreciation (depreciation) on investments.
(3)Amount is less than $500 (not in thousands).
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Funds for the six months ended June 30, 2023.
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Purchased Options(1)	$ 3,373	$ —	$ 1,062

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Written Options(1)	$ 14,730	$ —	$ 4,909
Forward Foreign Currency Exchange Purchase Contracts(2)	209,707	1,734	29,530
Forward Foreign Currency Exchange Sale Contracts(2)	283,958	—	1,482
Long Total Return Swap Contracts(2)	178,605	25,751	60,621
Short Total Return Swap Contracts(2)	131,181	—	11,518
(1) Average premium amount.
(2) Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2023:

At June 30, 2023, the Funds’ derivative assets and liabilities (by type) are as follows:
	The Merger Fund		Westchester Credit Event Fund		Westchester Event-Driven Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$ 554	$ 1,574	$ 14	$14	$ 71	$ 207
OTC swaps	3,528	44,111	146	24	707	4,188
Purchased options	3,860	—	—	—	962	—
Written options	—	27,258	—	—	—	5,557
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 7,942	$ 72,943	$160	$38	$1,740	$ 9,952
Derivatives not subject to a MNA or similar agreement	(3,860)	(27,258)	—	—	(962)	(5,557)
Total assets and liabilities subject to a MNA	$ 4,082	$ 45,685	$160	$38	$ 778	$ 4,395

The Merger Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America Merrill Lynch	$ 452	$ (452)	$—	$—	$—
Goldman Sachs & Co.	3,271	(3,271)	—	—	—
JPMorgan Chase Bank N.A.	359	(359)	—	—	—
Total	$4,082	$(4,082)	$—	$—	$—

Counterparty	Gross Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities
Bank of America Merrill Lynch	$31,399	$ (452)	$—	$(30,947)	$ —
Goldman Sachs & Co.	10,690	(3,271)	—	(7,010)	409
JPMorgan Chase Bank N.A.	3,596	(359)	—	(3,237)	—
Total	$45,685	$(4,082)	$	$(41,194)	$409

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
Westchester Credit Event Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Goldman Sachs & Co.	$139	$(12)	$—	$—	$127
JPMorgan Chase Bank N.A.	21	(21)	—	—	—
Total	$160	$(33)	$—	$—	$127

Counterparty	Gross Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$12	$(12)	$—	$—	$—
JPMorgan Chase Bank N.A.	26	(21)	—	(5)	—
Total	$38	$(33)	$—	$ (5)	$—

Westchester Event-Driven Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America Merrill Lynch	$ 72	$ (72)	$—	$—	$—
Goldman Sachs & Co.	511	(511)	—	—	—
JPMorgan Chase Bank N.A.	195	(195)	—	—	—
Total	$778	$(778)	$—	$—	$—

Counterparty	Gross Derivatives Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities
Bank of America Merrill Lynch	$2,722	$ (72)	$—	$(2,650)	$—
Goldman Sachs & Co.	1,155	(511)	—	(644)	—
JPMorgan Chase Bank N.A.	518	(195)	—	(323)	—
Total	$4,395	$(778)	$—	$(3,617)	$—
(1) These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
The Merger Fund	1.00%*
Westchester Credit Event Fund	1.00
Westchester Event-Driven Fund	1.20**
*Under the terms of The Merger Fund’s Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of The Merger Fund’s average daily net assets. The Adviser separately has agreed contractually to reduce its advisory fee so that the advisory fee will be: (i) 1.00% of the first $2 billion in average daily net assets of The Merger Fund and (ii) 0.93% on average daily net assets above $2 billion. This fee waiver arrangement will apply until September 30, 2023, unless it is terminated at an earlier time by the Fund’s Board of Trustees. For the six months ended June 30, 2023, the waiver amounted to $633. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
**Effective June 1, 2023. For the period January 1, 2023 through May 31, 2023, the investment advisory fee was as follows: 1.25%.
B.	Subadviser
Westchester Capital Management, LLC (the “Subadviser”), is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class I
The Merger Fund	1.46%	1.17%
Westchester Credit Event Fund	1.70 (1)	1.45 (1)
Westchester Event-Driven Fund	1.70 (1)	1.45 (1)
(1)	Effective June 1, 2023. For the period January 1, 2023 through May 31, 2023, the expense caps were as follows for Class A shares and Class I shares, respectively: 1.80% and 1.55%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Fund	2023	2024	2025	2026	Total
The Merger Fund
Class A	$ —	$ 236	$ 380	$ 220	$ 836
Class I	—	851	2,576	1,000	4,427

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	Expiration
Fund	2023	2024	2025	2026	Total
Westchester Credit Event Fund
Class A	$ 3	$ 3	$ 1	$ — (1)	$ 7
Class I	70	57	8	—	135
Westchester Event-Driven Fund
Class A	—	2	21	4	27
Class I	—	—	304	89	393
(1)	Amount is less than $500 (not in thousands).
During the six months ended June 30, 2023, the Adviser recaptured expenses previously waived for the following Fund:
Fund	Class A	Class I	Total
Westchester Credit Event Fund	$— (1)	$34	$34
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2023, it retained net commissions of $5 for Class A shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan, at the annual rate of 0.25% of the average daily net assets of such Fund’s Class A shares. Class I shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2023, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred administration fees totaling $1,794, $28, and $164, respectively, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2023, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred transfer agent fees totaling $803, $13, and $73, respectively, which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this Note. An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the The Merger Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended June 30, 2023, is as follows:

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities(1)	Value, end of period	Shares	Dividend income	Distributions of realized gains
The Merger Fund
Special Purpose Acquisition Companies—11.9%
Apollo Strategic Growth Capital II(2),(3)	$ 23,999	$ 27,321	$ 36,382	$ 719	$ 210	$ 15,867	1,536,014	$—	$—
APx Acquisition Corp. I(2),(3)	1,451	4,388	—	—	264	6,103	566,675	—	—
Ares Acquisition Corp.(2),(3)	30,909	2,314	6,708	198	1,176	27,890	2,638,587	—	—
Arogo Capital Acquisition Corp.(2),(3)	—	3,201	—	—	97	3,298	313,503	—	—
Arrowroot Acquisition Corp.(2),(3)	5,784	—	2,342	101	59	3,602	345,322	—	—
Artemis Strategic Investment Corp.(2),(3)	4,486	7,518	—	—	332	12,336	1,159,403	—	—
ARYA Sciences Acquisition Corp. IV(2),(3)	3,054	3,220	1,587	53	214	4,955	465,691	—	—
Battery Future Acquisition Corp.(2),(3)	—	16,071	6,382	101	163	9,952	938,916	—	—
BioPlus Acquisition Corp.(2),(3)	1,567	13,063	3,076	105	269	11,928	1,119,976	—	—
C5 Acquisition Corp.(2),(3)	—	6,096	—	—	127	6,223	584,310	—	—
Clean Earth Acquisitions Corp.(2),(3)	—	5,656	—	—	79	5,735	547,252	—	—
Constellation Acquisition Corp. I(2),(3)	8,031	—	4,201	36	166	4,033	381,194	—	—
Data Knights Acquisition Corp.(2),(3)	5,139	—	1,028	17	195	4,323	395,183	—	—
ESGEN Acquisition Corp.(2),(3)	6,036	2,953	4,834	80	156	4,391	403,925	—	—
Finnovate Acquisition Corp.(2),(3)	244	8,028	2,948	59	139	5,521	521,355	—	—
Focus Impact Acquisition Corp.(2),(3)	2,684	1,164	—	—	133	3,980	375,863	—	—
Forum Merger IV Corp.(2),(3)	4,469	—	—	—	93	4,562	444,681	—	—
Freedom Acquisition I Corp.(2),(3)	4,681	1,027	—	—	265	5,973	563,480	—	—
Fusion Acquisition Corp. II(2),(3)	1,257	7,705	4,559	133	112	4,648	447,829	—	—
HH&L Acquisition Co.(2),(3)	10,383	—	3,374	107	195	7,312	698,360	—	—
Integrated Wellness Acquisition Corp.(2),(3)	—	4,389	—	—	143	4,531	423,090	—	—
Investcorp Europe Acquisition Corp. I(2),(3)	2,510	10,304	—	—	350	13,163	1,234,820	—	—
Israel Acquisitions Corp.(2),(3)	—	8,559	—	—	251	8,810	847,969	—	—
Jaguar Global Growth Corp. I(2),(3)	—	14,433	—	—	289	14,722	1,394,134	—	—
Kensington Capital Acquisition Corp. V(2),(3)	2,205	12,460	—	—	451	15,116	1,431,489	—	—
Kernel Group Holdings, Inc.(2),(3)	4,299	770	—	—	199	5,268	501,704	—	—

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities(1)	Value, end of period	Shares	Dividend income	Distributions of realized gains
The Merger Fund
Magnum Opus Acquisition Ltd.(2),(3)	$ 4,325	$ —	$ 351	$ 12	$ 140	$ 4,125	394,757	$—	$—
Mountain & Co. I Acquisition Corp.(2),(3)	6,596	3,114	—	—	328	10,038	923,431	—	—
Nabors Energy Transition Corp.(2),(3)	—	7,841	—	—	150	7,991	752,411	—	—
Newcourt Acquisition Corp.(2),(3)	10,901	1,724	11,014	126	130	1,867	170,490	—	—
Nubia Brand International Corp.(2),(3)	—	3,648	395	1	28	3,283	308,227	—	—
Papaya Growth Opportunity Corp. I(2),(3)	—	6,386	—	—	117	6,503	613,454	—	—
Pearl Holdings Acquisition Corp.(2),(3)	—	11,329	—	—	188	11,517	1,090,589	—	—
Plum Acquisition Corp. I(2),(3)	2,149	3,312	827	25	159	4,818	457,975	—	—
Power & Digital Infrastructure Acquisition II Corp.(2),(3)	421	12,931	6,832	167	184	6,872	658,824	—	—
PROOF Acquisition Corp. I(2),(3)	—	11,039	6,222	201	41	5,059	479,976	—	—
Pyrophyte Acquisition Corp.(2),(3)	4,906	5,394	3,168	170	159	7,462	699,963	—	—
RCF Acquisition Corp.(2),(3)	1,965	9,221	—	—	360	11,545	1,079,005	—	—
Ross Acquisition Corp. II(2),(3)	10,771	2,769	8,897	277	6	4,925	468,201	—	—
Slam Corp.(2),(3)	15,020	5,885	—	—	1,173	22,078	2,065,256	—	—
Social Capital Suvretta Holdings Corp. II(2),(3)	10,347	6,813	—	—	313	17,473	1,687,396	—	—
Social Capital Suvretta Holdings Corp. IV(2),(3)	9,333	7,813	—	—	318	17,465	1,687,396	—	—
Target Global Acquisition I Corp.(2),(3)	—	13,807	7,080	326	93	7,146	672,226	—	—
TLGY Acquisition Corp.(2),(3)	3,483	2,404	—	—	271	6,158	572,339	—	—
Twin Ridge Capital Acquisition Corp.(2),(3)	1,334	5,050	968	13	317	5,746	537,023	—	—
UTA Acquisition Corp.(2),(3)	5,528	8,867	—	—	363	14,758	1,396,225	—	—
Valuence Merger Corp. I(2),(3)	436	10,093	3,215	75	174	7,563	706,148	—	—
Total	$210,703	$300,080	$126,390	$3,102	$11,139	$398,634		$—	$—

(1)	Does not tie to Net change in unrealized appreciation (depreciation) on affiliated investments on the Statements of Operations as a result of previously unaffiliated securities moving to affiliated.
(2)	Issuer was not an affiliated investment at December 31, 2022.
(3)	Non-income producing.
H.	Trustee Deferred Compensation Plan
The Funds provide a deferred compensation plan for their Trustees who receive compensation from the Funds. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Funds, and then, to the extent

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2023.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, written options, and short-term securities) during the six months ended June 30, 2023, were as follows:
	Purchases	Sales
The Merger Fund	$3,279,280	$3,876,544
Westchester Credit Event Fund	59,452	58,007
Westchester Event-Driven Fund	481,963	428,448
Purchases  and sales of long-term U.S. government and agency securities during the six months ended June 30, 2023, were as follows:
	Purchases	Sales
Westchester Credit Event Fund	$—	$ 23
Westchester Event-Driven Fund	—	700
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	The Merger Fund				Westchester Credit Event Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	2,484	$ 41,649	17,797	$ 308,421	8	$ 84	646	$ 7,269
Reinvestment of distributions	—	—	1,484	24,989	—	—	— (1)	3
Shares repurchased	(6,856)	(115,175)	(24,643)	(426,994)	(3)	(27)	(604)	(6,518)
Net Increase / (Decrease)	(4,372)	$ (73,526)	(5,362)	$ (93,584)	5	$ 57	42	$ 754
Class I
Shares sold	16,916	$ 281,903	81,779	$ 1,414,374	721	$ 7,746	4,871	$ 53,114
Reinvestment of distributions	—	—	8,019	133,600	—	—	120	1,254
Shares repurchased	(64,873)	(1,079,361)	(75,851)	(1,307,531)	(699)	(7,571)	(1,294)	(13,847)
Net Increase / (Decrease)	(47,957)	$ (797,458)	13,947	$ 240,443	22	$ 175	3,697	$ 40,521
(1)	Amount is less than 500 shares (not in thousands).

	Westchester Event-Driven Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	220	$ 2,278	521	$ 5,394
Shares repurchased	(171)	(1,758)	(2,180)	(22,874)
Net Increase / (Decrease)	49	$ 520	(1,659)	$ (17,480)

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	Westchester Event-Driven Fund
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	5,595	$ 58,283	12,822	$ 133,991
Reinvestment of distributions	—	—	63	647
Shares repurchased	(2,207)	(22,961)	(10,463)	(108,096)
Net Increase / (Decrease)	3,388	$ 35,322	2,422	$ 26,542
Note 7. 10% Shareholders
As of June 30, 2023, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
The Merger Fund	35%	2
Westchester Credit Event Fund	44	1
Westchester Event-Driven Fund	93	3
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2023, the following Fund held securities issued by various companies in specific sectors as detailed below:

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	Sector	Percentage of Total Investments
The Merger Fund	Health Care	35%
Note 9.  Indemnifications
Under the Funds’ organizational documents and in separate agreements between each Trustee and the Funds, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2023, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On March 10, 2022, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement had a term of 364 days and was extended to July 7, 2023. Subsequent to the reporting period, the Credit Agreement was renewed for a term of 364 days for a period up to July 6, 2024.  Interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Funds had no borrowings at any time during the six months ended June 30, 2023.
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Merger Fund (Including Purchased Options)	$ 3,330,756	$ 72,893	$ (102,365)	$ (29,472)
The Merger Fund (Written options)	(23,829)	1,581	(5,010)	(3,429)
The Merger Fund (Short sales)	(111,950)	0	(4,787)	(4,787)
Westchester Credit Event Fund	61,051	703	(1,355)	(652)
Westchester Credit Event Fund (Short sales)	(406)	25	—	25
Westchester Event-Driven Fund (Including Purchased Options)	373,705	5,744	(13,500)	(7,756)
Westchester Event-Driven Fund (Written options)	(5,487)	755	(825)	(70)
Westchester Event-Driven Fund (Short sales)	(13,572)	37	(578)	(541)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2022, the Funds’ capital loss carryovers were as follows:

Fund	Short-Term	Long-Term
Westchester Credit Event Fund	$—	$122
Westchester Event-Driven Fund	—	466

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
Note 13. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 15. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 22-24, 2023, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2022 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

Virtus Westchester Credit Event Fund and
Virtus Westchester Event-Driven Fund (each a “Fund” and together the “Funds”), each a series of Virtus Event Opportunities Trust (Unaudited)
Supplement dated June 1, 2023 to the Funds’ Summary Prospectuses and the Virtus Event Opportunities Trust Statutory Prospectus, each dated April 28, 2023
IMPORTANT NOTICE TO INVESTORS
Effective June 1, 2023, the Funds’ investment adviser, Virtus Investment Advisers, Inc., implemented new expense limitation arrangements to further limit the Funds’ expenses. In addition, the management fee of the Virtus Westchester Event-Driven Fund is reduced. These changes are described in more detail below.
Virtus Westchester Credit Event Fund
Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:
Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	None
Total Other Expenses	0.54%	0.51%
Dividend and Interest Expense On Short Positions and Borrowing Expense on Securities Sold Short	0.01%	0.01%
Remaining Other Expenses	0.53%	0.50%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses(a)	1.81%	1.53%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.08)%	(0.05)%
Total Annual Fund Operating Expenses After Expense Reimbursement(a)(b)	1.73%	1.48%
(a) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(b) The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses) so that such expenses do not exceed 1.70% for Class A Shares and 1.45% for Class I Shares through April 30, 2025. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.
Under “Fees and Expenses,” the “Example” table will be replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$716	$1,073	$1,462	$2,547
Class I	Sold or Held	$151	$473	$824	$1,815

Virtus Westchester Event-Driven Fund
Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:
Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	1.20%	1.20%
Distribution and/or Service (12b-1) Fees	0.25%	None
Total Other Expenses	0.46%	0.46%
Dividend and Interest Expense On Short Positions and Borrowing Expense on Securities Sold Short	0.08%	0.08%
Remaining Other Expenses	0.38%	0.38%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses(a)	1.95%	1.70%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Expense Reimbursement(a)(b)	1.82%	1.57%
(a) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(b) The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses) so that such expenses do not exceed 1.70% for Class A Shares and 1.45% for Class I Shares through April 30, 2025. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.
Under “Fees and Expenses,” the “Example” table will be replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$725	$1,104	$1,521	$2,679
Class I	Sold or Held	$160	$510	$898	$1,986
Both Funds
In the first table in the section “More Information About Fund Expenses” on page 20 of the statutory prospectus, the rows corresponding to the Funds will be replaced with the following and a new footnote will be added after the table:
	Class A Shares	Class I Shares
Virtus Westchester Credit Event Fund	1.70%	1.45%
Virtus Westchester Event-Driven Fund	1.70%	1.45%
Investors should retain this supplement with the Prospectuses for future reference.
VEOT 7089/WestchesterNewExpCaps (6/23)

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8463	08-23

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Event Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer (principal executive officer)

Date 8/31/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer (principal executive officer)

Date 8/31/2023

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer (principal financial officer)

Date 8/31/2023

*	Print the name and title of each signing officer under his or her signature.